United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments
Federated Max-Cap Index Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS –97.4%[1]
		Consumer Discretionary--7.8%
4,500		Abercrombie & Fitch Co., Class A	$248,490
27,700	[2]	Amazon.com, Inc.	2,114,618
6,800	[2]	Apollo Group, Inc., Class A	423,572
58,096	[2]	AutoNation, Inc.	599,551
2,230	[2]	AutoZone, Inc.	290,547
13,714	[2]	Bed Bath & Beyond, Inc.	381,661
21,160		Best Buy Co., Inc.	840,475
5,821	[2]	Big Lots, Inc.	177,308
3,141		Black & Decker Corp.	188,523
21,586		Block (H&R), Inc.	525,187
50,571		CBS Corp. (New), Class B	827,342
22,907		Carnival Corp.	846,185
8,086		Centex Corp.	118,702
20,900	[2]	Coach, Inc.	533,159
155,628		Comcast Corp., Class A	3,209,049
14,400		D. R. Horton, Inc.	160,128
43,630	[2]	DIRECTV Group, Inc.	1,178,883
9,482		Darden Restaurants, Inc.	308,829
3,016		Dillards, Inc., Class A	30,492
15,005		Eastman Kodak Co.	219,673
13,600	[2]	Expedia, Inc.	266,152
9,460		Family Dollar Stores, Inc.	220,418
145,801	[2]	Ford Motor Co.	699,845
8,449		Fortune Brands, Inc.	484,212
10,400	[2]	GameStop Corp.	421,304
14,180		Gannett Co., Inc.	256,942
62,880		Gap (The), Inc.	1,013,626
38,825	[2]	General Motors Corp.	429,793
11,067		Genuine Parts Co.	443,897
12,608	[2]	Goodyear Tire & Rubber Co.	247,495
12,420		Harley Davidson, Inc.	469,973
3,100		Harman International Industries, Inc.	127,627
9,414		Hasbro, Inc.	364,510
112,789		Home Depot, Inc.	2,687,762
20,000	[2]	IAC Interactive Corp.	349,200
20,536		International Game Technology	445,837
24,767	[2]	Interpublic Group Cos., Inc.	217,702
35,718		Johnson Controls, Inc.	1,077,255
41,135		Jones Apparel Group, Inc.	688,600
4,992		KB HOME	87,809
20,495	[2]	Kohl's Corp.	858,945
8,751		Leggett and Platt, Inc.	170,644
9,181		Lennar Corp., Class A	111,090
3,900	[2]	Liberty Media Corp.	96,018
52,098		Limited Brands, Inc.	859,096
5,178		Liz Claiborne, Inc.	67,676
90,114		Lowe's Cos., Inc.	1,831,116
22,342		Macy's, Inc.	420,253
46,346		Marriott International, Inc., Class A	1,200,825
19,061		Mattel, Inc.	382,173
78,593		McDonald's Corp.	4,699,075
20,114		McGraw-Hill Cos., Inc.	818,036
1,959		Meredith Corp.	50,072
7,505		New York Times Co., Class A	94,488
18,310		Newell Rubbermaid, Inc.	302,664
131,154		News Corp., Inc.	1,853,206
16,821		News Corp., Inc., Class B	245,755
25,370		Nike, Inc., Class B	1,488,712
9,260		Nordstrom, Inc.	266,132
14,253	[2]	Office Depot, Inc.	96,920
18,552		Omnicom Group, Inc.	791,985
11,590		Penney (J.C.) Co., Inc.	357,320
3,100		Polo Ralph Lauren Corp., Class A	183,427
14,184		Pulte Homes, Inc.	173,187
8,585		RadioShack Corp.	143,198
7,400		Scripps Networks Interactive, Inc.	299,996
3,737	[2]	Sears Holdings Corp.	302,697
5,323		Sherwin-Williams Co.	283,450
3,903		Snap-On, Inc.	219,700
4,213		Stanley Works	187,394
36,490		Staples, Inc.	821,025
38,168	[2]	Starbucks Corp.	560,688
10,433		Starwood Hotels & Resorts Worldwide, Inc.	357,748
28,542		TJX Cos., Inc.	962,151
52,124		Target Corp.	2,357,569
6,596		Tiffany & Co.	249,263
233,877		Time Warner, Inc.	3,349,119
4,530		V.F. Corp.	324,257
42,121	[2]	Viacom, Inc., Class B	1,176,440
155,534		Walt Disney Co.	4,720,457
301		Washington Post Co., Class B	186,093
5,719		Wendy's International, Inc.	131,251
3,940		Whirlpool Corp.	298,258
9,212		Wyndham Worldwide Corp.	165,263
28,480		Yum! Brands, Inc.	1,020,154
		TOTAL	59,757,319
		Consumer Staples--11.0%
149,514		Altria Group, Inc.	3,042,610
49,224		Anheuser-Busch Cos., Inc.	3,335,418
33,594		Archer-Daniels-Midland Co.	961,796
22,236		Avon Products, Inc.	942,806
4,460		Brown-Forman Corp., Class B	320,942
92,616		CVS Caremark Corp.	3,380,484
31,123		Campbell Soup Co.	1,132,255
7,373		Clorox Corp.	401,828
110,482		Coca-Cola Co.	5,689,823
15,137		Coca-Cola Enterprises, Inc.	256,269
33,540		Colgate-Palmolive Co.	2,491,016
23,604		ConAgra, Inc.	511,735
10,200	[2]	Constellation Brands, Inc., Class A	219,504
28,804		Costco Wholesale Corp.	1,805,435
7,100	[2]	Dean Foods Co.	151,230
6,100		Estee Lauder Cos., Inc., Class A	269,010
20,155		General Mills, Inc.	1,297,780
40,662		H.J. Heinz Co.	2,048,552
8,822		Hershey Foods Corp.	324,385
14,707		Kellogg Co.	780,353
25,686		Kimberly-Clark Corp.	1,485,421
110,862		Kraft Foods, Inc., Class A	3,527,629
80,421		Kroger Co.	2,274,306
15,800	[2]	Lorillard, Inc.	1,060,338
6,700		McCormick & Co., Inc.	268,670
7,304		Molson Coors Brewing Co., Class B	394,197
86,845		PepsiCo, Inc.	5,780,403
142,124		Philip Morris International, Inc.	7,340,705
202,015		Procter & Gamble Co.	13,227,942
10,800		Reynolds American, Inc.	602,964
11,620		SUPERVALU, Inc.	297,704
23,123		Safeway Inc.	617,847
55,787		Sara Lee Corp.	762,050
39,972		Sysco Corp.	1,133,606
39,724		The Pepsi Bottling Group, Inc.	1,106,313
59,100		Tyson Foods, Inc., Class A	880,590
9,777		UST, Inc.	514,368
168,480		Wal-Mart Stores, Inc.	9,876,298
52,096		Walgreen Co.	1,788,977
7,300	[2]	Whole Foods Market, Inc.	161,841
20,257		Wrigley (Wm.), Jr. Co.	1,599,493
		TOTAL	84,064,893
		Energy--13.5%
44,120		Anadarko Petroleum Corp.	2,554,989
21,972		Apache Corp.	2,464,599
15,200		BJ Services Co.	446,880
16,081		Baker Hughes, Inc.	1,333,276
11,100		CONSOL Energy, Inc.	825,729
6,700		Cabot Oil & Gas Corp., Class A	294,867
11,300	[2]	Cameron International Corp.	539,688
26,100		Chesapeake Energy Corp.	1,308,915
143,961		Chevron Corp.	12,173,342
101,970		ConocoPhillips	8,322,791
28,536		Devon Energy Corp.	2,707,781
13,800		ENSCO International, Inc.	954,132
16,406		EOG Resources, Inc.	1,649,295
36,439		El Paso Corp.	653,351
356,010		Exxon Mobil Corp.	28,633,884
60,696		Halliburton Co.	2,720,395
18,464		Hess Corp.	1,872,250
38,992		Marathon Oil Corp.	1,928,934
5,500		Massey Energy Co.	408,375
12,500		Murphy Oil Corp.	996,625
15,480	[2]	Nabors Industries Ltd.	564,401
38,948	[2]	National-Oilwell, Inc.	3,062,481
17,776		Noble Corp.	922,041
11,300		Noble Energy, Inc.	834,731
54,530		Occidental Petroleum Corp.	4,298,600
200		Overseas Shipholding Group, Inc.	15,750
15,800		Peabody Energy Corp.	1,068,870
1,670	[2]	Pride International, Inc.	64,729
7,900		Range Resources Corp.	383,624
9,652		Rowan Cos., Inc.	384,150
70,312		Schlumberger Ltd.	7,143,699
10,500		Smith International, Inc.	780,990
23,300	[2]	Southwestern Energy Co.	846,023
37,434		Spectra Energy Corp.	1,017,082
10,020		Sunoco, Inc.	406,912
8,200		Tesoro Petroleum Corp.	126,608
20,802	[2]	Transocean Sedco Forex, Inc.	2,829,696
33,457		Valero Energy Corp.	1,117,798
2,917	[2]	W-H Energy Services, Inc.	266,993
35,300	[2]	Weatherford International Ltd.	1,331,869
35,361		Williams Cos., Inc.	1,133,320
32,158		XTO Energy, Inc.	1,518,822
		TOTAL	102,909,287
		Financials--14.9%
19,974		AON Corp.	914,809
3,200		Ace Ltd.	162,240
31,482		Aflac, Inc.	1,750,714
55,525		Allstate Corp.	2,566,366
15,600		American Capital Strategies Ltd.	316,992
73,995		American Express Co.	2,746,694
146,232		American International Group, Inc.	3,809,344
12,639		Ameriprise Financial, Inc.	537,158
6,042		Apartment Investment & Management Co., Class A	206,455
6,300		Assurant, Inc.	378,756
3,900		Avalonbay Communities, Inc.	388,869
39,785		BB&T Corp.	1,114,776
295,716		Bank of America Corp.	9,729,044
98,072		Bank of New York Mellon Corp.	3,481,556
6,600		Boston Properties, Inc.	634,854
9,100	[2]	CB Richard Ellis Services, Inc.	127,855
19,580		CIT Group, Inc.	166,038
3,580		CME Group, Inc.	1,289,265
20,213		Capital One Financial Corp.	846,116
24,390		Chubb Corp.	1,171,696
8,695		Cincinnati Financial Corp.	242,069
317,419		Citigroup, Inc.	5,932,561
7,823		Comerica, Inc.	224,677
6,200		Developers Diversified Realty	198,152
27,578		Discover Financial Services	404,018
34,300	[2]	E*Trade Group, Inc.	103,586
14,100		Equity Residential Properties Trust	608,697
42,569		Federal Home Loan Mortgage Corp.	347,789
70,416		Federal National Mortgage Association	809,784
4,600		Federated Investors, Inc.	151,156
4,700		Fidelity National Financial, Inc., Class A	62,792
27,707		Fifth Third Bancorp	387,067
12,670	[2]	First Horizon National Corp.	119,098
16,125		Franklin Resources, Inc.	1,622,336
17,100		General Growth Properties, Inc.	468,711
23,100		Genworth Financial, Inc., Class A	368,907
26,550		Goldman Sachs Group, Inc.	4,886,262
15,000		HCP, Inc.	541,050
35,170		Hartford Financial Services Group, Inc.	2,229,426
27,800		Host Marriott Corp.	364,458
41,300		Hudson City Bancorp, Inc.	754,138
23,209		Huntington Bancshares, Inc.	162,927
4,900	[2]	InterContinentalExchange, Inc.	489,020
200,776		J.P. Morgan Chase & Co.	8,157,529
12,792		Janus Capital Group, Inc.	388,109
25,679		KeyCorp	270,913
13,301		Kimco Realty Corp.	469,392
7,000		Legg Mason, Inc.	282,450
47,406		Lehman Brothers Holdings, Inc.	822,020
9,300		Leucadia National Corp.	416,361
13,777		Lincoln National Corp.	657,163
25,747		Loews Corp.	1,147,286
5,000		M & T Bank Corp.	351,900
9,731	[2]	MBIA Insurance Corp.	57,705
4,264		MGIC Investment Corp.	27,290
65,210		Marsh & McLennan Cos., Inc.	1,842,183
13,940		Marshall & Ilsley Corp.	211,888
72,225		Merrill Lynch & Co., Inc.	1,924,796
63,541		MetLife, Inc.	3,225,977
12,134		Moody's Corp.	422,385
57,856		Morgan Stanley	2,284,155
23,600		NYSE Euronext	1,114,864
50,667		National City Corp.	239,655
15,969		Northern Trust Corp.	1,248,297
22,827		PNC Financial Services Group	1,627,337
9,000		Plum Creek Timber Co., Inc.	438,480
14,900		Principal Financial Group	633,399
44,800		Progressive Corp., OH	907,200
32,500		Prologis	1,588,600
27,500		Prudential Financial, Inc.	1,896,675
8,200		Public Storage, Inc.	671,498
36,372		Regions Financial Corp.	344,807
9,322		SAFECO Corp.	616,744
30,840	[2]	SLM Corp.	528,289
57,386		Schwab (Charles) Corp.	1,313,566
11,649		Simon Property Group, Inc.	1,079,047
31,930	[2]	Sovereign Bancorp, Inc.	303,974
29,223		State Street Corp.	2,093,536
18,191		SunTrust Banks, Inc.	746,922
17,508		T. Rowe Price Group, Inc.	1,047,854
52,549		The Travelers Cos., Inc.	2,318,462
6,037		Torchmark Corp.	350,448
145,363		U.S. Bancorp	4,449,561
22,253		UNUMProvident Corp.	537,632
10,300		Vornado Realty Trust	979,221
120,639		Wachovia Corp.	2,083,436
95,613		Washington Mutual Bank	509,617
223,750		Wells Fargo & Co.	6,772,913
18,536		XL Capital Ltd., Class A	331,609
5,472		Zions Bancorp	160,165
		TOTAL	113,711,588
		Health Care--12.1%
80,941		Abbott Laboratories	4,560,216
29,804		Aetna, Inc.	1,222,262
18,542		Allergan, Inc.	962,886
12,084		AmerisourceBergen Corp.	505,957
94,857	[2]	Amgen, Inc.	5,940,894
8,648		Applied Biosystems, Inc.	319,371
6,604		Bard (C.R.), Inc.	613,115
5,600	[2]	Barr Laboratories, Inc.	369,488
39,824		Baxter International, Inc.	2,732,325
120		Beckman Coulter, Inc.	8,681
14,728		Becton, Dickinson & Co.	1,250,554
19,734	[2]	Biogen Idec, Inc.	1,376,644
138,745	[2]	Boston Scientific Corp.	1,649,678
125,625		Bristol-Myers Squibb Co.	2,653,200
14,610		CIGNA Corp.	540,862
39,008		Cardinal Health, Inc.	2,095,900
23,101	[2]	Celgene Corp.	1,743,894
8,100	[2]	Coventry Health Care, Inc.	286,497
34,647		Covidien Ltd.	1,706,018
7,400	[2]	DaVita, Inc.	413,290
51,866		Eli Lilly & Co.	2,443,407
16,800	[2]	Express Scripts, Inc., Class A	1,185,072
18,076	[2]	Forest Laboratories, Inc., Class A	641,879
14,000	[2]	Genzyme Corp.	1,073,100
68,628	[2]	Gilead Sciences, Inc.	3,704,539
8,344	[2]	Hospira, Inc.	318,407
8,831	[2]	Humana, Inc.	387,769
9,573		IMS Health, Inc.	200,076
2,553	[2]	Intuitive Surgical, Inc.	794,723
187,444		Johnson & Johnson	12,834,291
24,084	[2]	King Pharmaceuticals, Inc.	277,207
5,700	[2]	Laboratory Corp. of America Holdings	385,206
27,166		McKesson HBOC, Inc.	1,521,024
34,078	[2]	Medco Health Solutions, Inc.	1,689,587
71,883		Medtronic, Inc.	3,797,579
163,620		Merck & Co., Inc.	5,383,098
2,877	[2]	Millipore Corp.	202,397
15,910	[2]	Mylan Laboratories, Inc.	206,353
8,500	[2]	Patterson Cos., Inc.	265,455
6,307		PerkinElmer, Inc.	183,534
449,120		Pfizer, Inc.	8,385,070
8,192		Quest Diagnostics, Inc.	435,487
84,832		Schering Plough Corp.	1,788,259
20,008	[2]	St. Jude Medical, Inc.	931,973
13,702		Stryker Corp.	879,531
32,505	[2]	Tenet Healthcare Corp.	188,204
27,653	[2]	Thermo Electron Corp.	1,673,560
6,700	[2]	TriZetto Group, Inc.	146,127
81,930		UnitedHealth Group, Inc.	2,300,594
6,600	[2]	Varian Medical Systems, Inc.	396,000
1,700		Vital Signs, Inc.	124,355
6,600	[2]	Waters Corp.	448,404
6,883	[2]	Watson Pharmaceuticals, Inc.	198,988
35,021	[2]	Wellpoint, Inc.	1,836,851
86,154		Wyeth	3,490,960
13,794	[2]	Zimmer Holdings, Inc.	950,545
		TOTAL	92,621,343
		Industrials--11.0%
45,152		3M Co.	3,178,249
28,043	[2]	Allied Waste Industries, Inc.	339,320
5,642		Avery Dennison Corp.	248,304
51,215		Boeing Co.	3,129,749
15,538		Burlington Northern Santa Fe Corp.	1,617,972
13,300		C.H. Robinson Worldwide, Inc.	641,060
44,664		CSX Corp.	3,018,393
53,176		Caterpillar, Inc.	3,696,796
2,400	[2]	ChoicePoint, Inc.	114,840
6,837		Cintas Corp.	194,444
9,214		Cooper Industries Ltd., Class A	388,554
12,268		Cummins, Inc.	813,859
1,800		DRS Technologies, Inc.	141,840
15,340		Danaher Corp.	1,221,831
28,832		Deere & Co.	2,022,853
11,223		Donnelley (R.R.) & Sons Co.	299,654
10,302		Dover Corp.	511,288
11,124		Eaton Corp.	790,249
69,704		Emerson Electric Co.	3,394,585
6,716		Equifax, Inc.	235,664
11,100		Expeditors International Washington, Inc.	394,161
16,168		FedEx Corp.	1,274,685
11,712		Fluor Corp.	952,771
25,116		General Dynamics Corp.	2,238,840
633,736		General Electric Co.	17,928,391
6,490		Goodrich (B.F.) Co.	318,919
3,547		Grainger (W.W.), Inc.	317,492
49,018		Honeywell International, Inc.	2,492,075
9,392		ITT Corp.	628,888
24,218		Illinois Tool Works, Inc.	1,134,613
19,547		Ingersoll-Rand Co., Class A	703,692
8,000	[2]	Jacobs Engineering Group, Inc.	618,720
6,975		L-3 Communications Holdings, Inc.	688,363
21,388		Lockheed Martin Corp.	2,231,410
6,800		Manitowoc, Inc.	179,248
19,036		Masco Corp.	313,904
8,268	[2]	Monster Worldwide, Inc.	146,674
19,753		Norfolk Southern Corp.	1,420,636
20,600		Northrop Grumman Corp.	1,388,234
21,966		PACCAR, Inc.	923,890
6,489		Pall Corp.	262,285
9,745		Parker-Hannifin Corp.	601,072
11,103		Pitney Bowes, Inc.	351,854
8,400		Precision Castparts Corp.	784,812
43,855		Raytheon Co.	2,496,665
10,594		Robert Half International, Inc.	267,922
8,043		Rockwell Automation, Inc.	357,994
8,843		Rockwell Collins	439,409
3,086		Ryder System, Inc.	203,553
118,446		Southwest Airlines Co.	1,846,573
6,400	[2]	Superior Essex, Inc.	288,128
6,700	[2]	Terex Corp.	317,111
16,560		Textron Inc.	719,863
49,032		Tyco International Ltd.	2,184,866
27,230		Union Pacific Corp.	2,244,841
58,940		United Parcel Service, Inc.	3,717,935
51,222		United Technologies Corp.	3,277,184
36,624		Waste Management, Inc.	1,301,617
		TOTAL	83,958,794
		Information Technology--16.4%
4,800	[2]	Activision Blizzard, Inc.	172,704
35,210	[2]	Adobe Systems, Inc.	1,455,934
40,034	[2]	Advanced Micro Devices, Inc.	168,543
5,040	[2]	Affiliated Computer Services, Inc., Class A	242,928
24,072	[2]	Agilent Technologies, Inc.	868,036
8,800	[2]	Akamai Technologies, Inc.	205,392
3,050	[2]	Alliance Data Systems Corp.	195,658
15,939		Altera Corp.	349,861
19,524		Analog Devices, Inc.	595,677
61,158	[2]	Apple, Inc.	9,721,064
83,610		Applied Materials, Inc.	1,448,125
15,120	[2]	Autodesk, Inc.	482,177
33,815		Automatic Data Processing, Inc.	1,444,239
12,724	[2]	BMC Software, Inc.	418,492
23,766	[2]	Broadcom Corp.	577,276
25,668		CA, Inc.	612,438
4,507	[2]	CIENA Corp.	93,160
388,528	[2]	Cisco Systems, Inc.	8,543,731
9,630	[2]	Citrix Systems, Inc.	256,543
15,200	[2]	Cognizant Technology Solutions Corp.	426,664
7,941	[2]	Computer Sciences Corp.	376,165
18,170	[2]	Compuware Corp.	199,870
6,625	[2]	Convergys Corp.	84,137
111,100		Corning, Inc.	2,223,111
169,769	[2]	Dell, Inc.	4,171,224
179,585	[2]	EMC Corp. Mass	2,695,571
18,500	[2]	Electronic Arts, Inc.	798,830
55,380		Electronic Data Systems Corp.	1,373,978
11,000		Fidelity National Information Services, Inc.	208,450
10,767	[2]	Fiserv, Inc.	514,878
15,122	[2]	Google Inc.	7,164,047
1,800		Harris Corp.	86,670
147,847		Hewlett-Packard Co.	6,623,546
91,438		IBM Corp.	11,702,235
422,480		Intel Corp.	9,374,831
17,630	[2]	Intuit, Inc.	481,828
11,092	[2]	JDS Uniphase Corp.	121,236
10,885		Jabil Circuit, Inc.	176,990
56,800	[2]	Juniper Networks, Inc.	1,478,504
8,825		KLA-Tencor Corp.	331,732
54,314	[2]	LSI Logic Corp.	376,939
150		Lender Processing Services	5,003
6,218	[2]	Lexmark International Group, Class A	218,127
13,014		Linear Technology Corp.	404,085
15,100	[2]	MEMC Electronic Materials, Inc.	697,771
3,900		Mastercard, Inc.	952,185
3,909		Maxim Integrated Products, Inc.	76,773
9,900		Microchip Technology, Inc.	316,107
39,698	[2]	Micron Technology, Inc.	191,741
537,089		Microsoft Corp.	13,813,929
7,481		Molex, Inc.	183,509
118,121		Motorola, Inc.	1,020,565
37,850	[2]	NVIDIA Corp.	433,004
11,614		National Semiconductor Corp.	243,313
22,661	[2]	NetApp, Inc.	578,989
1,423	[2]	Nortel Networks Corp.	10,872
18,423	[2]	Novell, Inc.	102,616
5,321	[2]	Novellus Systems, Inc.	108,389
257,613	[2]	Oracle Corp.	5,546,408
17,957		Paychex, Inc.	591,144
7,032	[2]	Qlogic Corp.	132,483
128,978		Qualcomm, Inc.	7,137,643
17,500	[2]	Sandisk Corp.	246,750
47,771	[2]	Sun Microsystems, Inc.	507,806
69,580	[2]	Symantec Corp.	1,466,051
2,400	[2]	Take-Two Interactive Software, Inc.	54,720
21,485	[2]	Tellabs, Inc.	110,433
11,832	[2]	Teradata Corp.	277,105
11,601	[2]	Teradyne, Inc.	108,701
87,991		Texas Instruments, Inc.	2,145,221
16,000		Total System Services, Inc.	313,280
37,807		Tyco Electronics Ltd.	1,252,924
18,522	[2]	Unisys Corp.	68,346
10,000	[2]	Verisign, Inc.	325,400
3,100		Visa, Inc., Class A	226,486
39,154		Western Union Co.	1,082,217
47,722		Xerox Corp.	650,928
14,912		Xilinx, Inc.	370,265
102,596	[2]	Yahoo, Inc.	2,040,634
95,000	[2]	eBay, Inc.	2,391,150
		TOTAL	125,246,487
		Materials--3.7%
8,300	[2]	AK Steel Holding Corp.	527,050
11,932		Air Products & Chemicals, Inc.	1,136,046
45,348		Alcoa, Inc.	1,530,495
5,745		Allegheny Technologies, Inc.	271,681
3,720		Ashland, Inc.	155,384
5,044		Ball Corp.	224,862
12,176		Bemis Co., Inc.	342,876
500		CF Industries Holdings, Inc.	81,730
800		Cleveland Cliffs, Inc.	86,728
57,297		Dow Chemical Co.	1,908,563
78,906		Du Pont (E.I.) de Nemours & Co.	3,456,872
3,996		Eastman Chemical Co.	239,600
9,206		Ecolab, Inc.	411,508
30,386		Freeport-McMoRan Copper & Gold, Inc.	2,939,846
6,058		Hercules, Inc.	121,463
10,600		Huntsman Corp.	143,100
4,242		International Flavors & Fragrances, Inc.	170,613
22,326		International Paper Co.	618,877
12,388		MeadWestvaco Corp.	332,122
28,794		Monsanto Co.	3,429,653
3,100		Nalco Holding Co.	72,850
23,613		Newmont Mining Corp.	1,132,479
26,368		Nucor Corp.	1,508,777
14,042		PPG Industries, Inc.	851,507
6,908	[2]	Pactiv Corp.	166,552
400		Potash Corp. of Saskatchewan, Inc.	81,708
19,390		Praxair, Inc.	1,817,425
1,000	[2]	Rockwood Holdings, Inc.	38,150
6,558		Rohm & Haas Co.	491,850
8,550		Sealed Air Corp.	185,535
8,560		Sigma-Aldrich Corp.	519,934
4,700		Titanium Metals Corp.	52,922
11,210		United States Steel Corp.	1,797,636
5,606		Vulcan Materials Co.	359,849
14,377		Weyerhaeuser Co.	768,594
		TOTAL	27,974,837
		Telecommunication Services--3.2%
392,839	[3]	AT&T, Inc.	12,103,370
37,900	[2]	American Tower Systems Corp.	1,588,010
5,630		CenturyTel, Inc.	209,380
17,138		Citizens Communications Co., Class B	198,115
32,320		Embarq Corp.	1,479,286
80,372		Qwest Communications International, Inc.	307,825
1,600	[2]	Rural Cellular Corp.	71,936
176,195	[2]	Sprint Nextel Corp.	1,434,227
120	[2]	U.S. Cellular Corp.	7,158
196,754		Verizon Communications, Inc.	6,697,506
30,418		Windstream Corp.	362,583
		TOTAL	24,459,396
		Utilities--3.8%
35,039	[2]	AES Corp.	565,529
8,843		Allegheny Energy, Inc.	428,001
10,957		Ameren Corp.	450,223
21,604		American Electric Power Co., Inc.	853,358
11,292		CMS Energy Corp.	152,442
17,214		CenterPoint Energy, Inc.	271,465
14,241		Consolidated Edison Co.	565,368
11,724		Constellation Energy Group, Inc.	974,968
10,767		DTE Energy Co.	441,232
40,114		Dominion Resources, Inc.	1,772,237
127,725		Duke Energy Corp.	2,245,405
26,054	[2]	Dynegy, Inc.	175,343
21,258		Edison International	1,027,612
12,100		Energy East Corp.	302,379
12,582		Entergy Corp.	1,345,267
55,538		Exelon Corp.	4,366,398
24,982		FPL Group, Inc.	1,612,088
33,184		FirstEnergy Corp.	2,440,683
4,127		Integrys Energy Group, Inc.	210,725
2,289		NICOR, Inc.	91,148
25,280		NiSource, Inc.	431,782
20,536		P G & E Corp.	791,252
19,574		PPL Corp.	919,195
13,570		Pepco Holdings, Inc.	338,436
5,218		Pinnacle West Capital Corp.	175,168
13,707		Progress Energy, Inc.	579,943
38,938		Public Service Enterprises Group, Inc.	1,627,608
7,800		Puget Energy, Inc.	214,812
9,000		Questar Corp.	475,920
14,841		Sempra Energy	833,471
44,486		Southern Co.	1,574,360
13,788		TECO Energy, Inc.	255,767
22,524		Xcel Energy, Inc.	451,831
		TOTAL	28,961,416
		TOTAL COMMON STOCKS (IDENTIFIED COST $324,749,442)	743,665,360
		CORPORATE BOND--0.0%
		Health Care--0.0%
$250,000	[4,5]	Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023 (IDENTIFIED COST $262,477)	283,948
		EXCHANGE TRADED FUND –0.4%
23,577		SPDR Trust Series 1 (IDENTIFIED COST $2,951,229)	2,990,271
		MUTUAL FUND--2.4%
18,318,772	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	18,318,772
		TOTAL INVESTMENTS –100.2% (IDENTIFIED COST $346,281,920)[8]	765,258,351
		OTHER ASSETS AND LIABILITIES –NET –(0.2)%[9]	(1,321,263)
		TOTAL NET ASSETS –100%	$763,937,088

At July 31, 2008, the Fund had the following outstanding futures contracts:[1]
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 Index Long Futures	67	$21,223,925	September 2008	$(212,333)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $21,223,925 at July 31, 2008, which represents 2.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.4%.

2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, this restricted security amounted to $283,948, which represented less than 0.1% of total net assets.

5
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, this liquid restricted security amounted to $283,948, which represented less than 0.1% of total net assets.

6	Affiliated company.
7	7-Day net yield.
8
At July 31, 2008, the cost of investments for federal tax purposes was $346,281,920. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $418,976,431. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $433,939,590, and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,963,159.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated Mid-Cap Index Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.7%[1]
		Consumer Discretionary--11.8%
47,710	[2]	99 Cents Only Stores	$319,180
94,250		Advance Auto Parts, Inc.	3,872,732
66,200	[2]	Aeropostale, Inc.	2,134,950
203,093		American Eagle Outfitters, Inc.	2,843,302
48,570		American Greetings Corp., Class A	719,807
58,480	[2,3]	AnnTaylor Stores Corp.	1,318,724
71,388		ArvinMeritor, Inc.	985,868
42,550	[3]	Barnes & Noble, Inc.	1,006,733
83,250		Belo (A.H.) Corp., Series A	565,268
24,000		Blyth Industries, Inc.	349,200
30,800		Bob Evans Farms, Inc.	882,112
66,802	[2,3]	Borders Group, Inc.	327,330
114,376		BorgWarner, Inc.	4,611,640
55,927	[2,3]	Boyd Gaming Corp.	558,151
100,166		Brinker International, Inc.	1,842,053
64,700		Callaway Golf Co.	820,396
213,026	[2,3]	CarMax, Inc.	2,854,548
88,694	[2]	Career Education Corp.	1,626,648
110,800	[2]	Charming Shoppes, Inc.	603,860
66,573	[2]	Cheesecake Factory, Inc.	937,348
169,076	[2]	Chicos Fas, Inc.	941,753
32,580	[2,3]	Chipotle Mexican Grill, Inc.	2,231,730
58,700	[2,3]	Coldwater Creek, Inc.	382,724
60,947	[2]	Collective Brands, Inc.	784,997
80,976	[2]	Corinthian Colleges, Inc.	1,275,372
59,144		DeVRY, Inc.	3,359,971
82,720	[2]	Dick's Sporting Goods, Inc.	1,451,736
88,582	[2]	Dollar Tree, Inc.	3,321,825
78,700	[2]	Dreamworks Animation SKG, Inc.	2,337,390
32,269		Entercom Communication Corp.	197,809
153,100		Foot Locker, Inc.	2,305,686
51,944		Furniture Brands International, Inc.	616,575
140,900		Gentex Corp.	2,178,314
54,600		Guess ?, Inc.	1,729,182
92,600	[2,3]	Hanesbrands, Inc.	1,985,344
43,088	[3]	Harte-Hanks	534,722
45,288	[2,3]	Hovnanian Enterprises, Inc., Class A	318,375
28,344	[2]	ITT Educational Services, Inc.	2,510,712
29,631		International Speedway Corp., Class A	1,090,124
76,600	[2,3]	Lamar Advertising Co.	2,909,268
76,568	[2]	Lear Corp.	1,103,345
40,156	[3]	Lee Enterprises, Inc.	121,271
33,480	[2,3]	Life Time Fitness, Inc.	997,369
35,900		M.D.C. Holdings, Inc.	1,490,568
48,500	[2,3]	Marvel Entertainment, Inc.	1,682,950
31,830		Matthews International Corp., Class A	1,588,635
22,750		Media General, Inc., Class A	288,470
30,000		Modine Manufacturing Co.	523,200
54,688	[2,3]	Mohawk Industries, Inc.	3,224,951
5,219	[2]	NVR, Inc.	2,882,558
44,970	[2,3]	NetFlix, Inc.	1,389,123
131,300	[2]	O'Reilly Automotive, Inc.	3,353,402
69,000	[2]	Pacific Sunwear of California	600,990
125,676		PetSmart, Inc.	2,854,102
50,770		Phillips Van Heusen Corp.	1,797,258
42,650		Regis Corp. Minnesota	1,193,774
66,057	[2]	Rent-A-Center, Inc.	1,400,408
130,925		Ross Stores, Inc.	4,969,913
42,100		Ryland Group, Inc.	866,839
140,699	[2,3]	Saks, Inc.	1,433,723
25,981		Scholastic Corp.	670,050
64,100	[2,3]	Scientific Games Holdings Corp.	1,944,794
258,000		Service Corp. International	2,469,060
66,620	[3]	Sothebys Holdings, Inc., Class A	1,848,039
14,050		Strayer Education, Inc.	3,128,935
33,500	[3]	Thor Industries, Inc.	657,270
48,000	[2]	Timberland Co., Class A	688,320
127,000	[2]	Toll Brothers, Inc.	2,551,430
61,260		Tupperware Brands Corp.	2,389,140
36,000	[2,3]	Under Armour, Inc., Class A	1,049,400
111,900	[2,3]	Urban Outfitters, Inc.	3,693,819
44,662	[2,3]	Valassis Communications, Inc.	393,919
44,860	[2]	Warnaco Group, Inc.	1,881,877
43,090		Wiley (John) & Sons, Inc., Class A	1,953,701
86,651		Williams-Sonoma, Inc.	1,511,193
		TOTAL	122,237,255
		Consumer Staples--3.1%
88,240		Alberto-Culver Co.	2,367,479
60,763	[2]	BJ's Wholesale Club, Inc.	2,280,435
65,155		Church and Dwight, Inc.	3,575,055
73,170		Corn Products International, Inc.	3,403,137
56,650	[2]	Energizer Holdings, Inc.	4,041,411
60,200	[2,3]	Hansen Natural Corp.	1,376,172
69,114		Hormel Foods Corp.	2,499,853
20,649		Lancaster Colony Corp.	671,299
50,900	[2]	NBTY, Inc.	1,755,541
58,251		PepsiAmericas, Inc.	1,378,801
35,200		Ruddick Corp.	1,089,792
115,517	[2,3]	Smithfield Foods, Inc.	2,481,305
54,424		Smucker (J.M.) Co.	2,652,626
26,932	[3]	Tootsie Roll Industries, Inc.	704,272
26,737		Universal Corp.	1,380,164
		TOTAL	31,657,342
		Energy--9.3%
141,900		Arch Coal, Inc.	7,990,389
33,340	[2]	Bill Barrett Corp.	1,371,608
81,620		Cimarex Energy Co.	4,253,218
242,200	[2]	Denbury Resources, Inc.	6,815,508
52,580	[2]	Encore Acquisition Co.	3,253,125
64,675	[2]	Exterran Holdings, Inc.	3,650,257
126,080	[2]	FMC Technologies, Inc.	7,789,222
87,398	[2]	Forest Oil Corp.	4,984,308
102,710		Frontier Oil Corp.	1,874,457
91,800	[2]	Helix Energy Solutions Group, Inc.	2,931,174
102,714		Helmerich & Payne, Inc.	6,073,479
129,700	[2]	Newfield Exploration Co.	6,352,706
26,513		Overseas Shipholding Group, Inc.	2,087,899
32,400	[2]	Patriot Coal Corp.	4,087,260
152,188		Patterson-UTI Energy, Inc.	4,325,183
117,751		Pioneer Natural Resources, Inc.	7,000,297
105,832	[2]	Plains Exploration & Production Co.	5,923,417
165,238	[2]	Pride International, Inc.	6,404,625
101,600	[2]	Quicksilver Resources, Inc.	2,657,856
79,650	[2]	Superior Energy Services, Inc.	3,777,799
50,725		Tidewater, Inc.	3,040,457
		TOTAL	96,644,244
		Financials--15.5%
96,557		AMB Property Corp.	4,727,431
40,204	[2]	Affiliated Managers Group	3,473,626
30,950		Alexandria Real Estate Equities, Inc.	3,195,897
70,066		American Financial Group, Inc.	2,029,812
112,506	[2,3]	Americredit Corp.	986,678
139,614	[3]	Apollo Investment Corp.	2,224,051
125,233		Associated Banc Corp.	2,090,139
80,801		Astoria Financial Corp.	1,807,518
50,400		BRE Properties, Inc., Class A	2,463,552
47,363		Bank of Hawaii Corp.	2,386,622
146,225		Berkley, W. R. Corp.	3,453,834
109,276		Brown & Brown	1,919,979
54,100		Camden Property Trust	2,660,638
49,600		Cathay Bancorp, Inc.	790,624
39,894		City National Corp.	1,959,992
210,862	[3]	Colonial BancGroup, Inc.	1,404,341
61,900		Commerce Bancshares, Inc.	2,700,697
36,810		Cousins Properties, Inc.	808,716
56,990		Cullen Frost Bankers, Inc.	3,005,653
144,710		Duke Realty Corp.	3,578,678
114,112		Eaton Vance Corp.	4,238,120
36,270		Equity One, Inc.	700,374
61,057		Everest Re Group Ltd.	4,994,463
58,000	[3]	Federal Realty Investment Trust	4,211,380
211,098		Fidelity National Financial, Inc., Class A	2,820,269
91,308		First American Financial Corp.	2,300,962
114,100		First Niagara Financial Group, Inc.	1,596,259
76,431		FirstMerit Corp.	1,504,162
94,607		Gallagher (Arthur J.) & Co.	2,405,856
109,162		HCC Insurance Holdings, Inc.	2,472,519
49,400		Hanover Insurance Group, Inc.	2,120,248
88,100		Health Care REIT, Inc.	4,393,547
55,500		Highwoods Properties, Inc.	2,025,750
36,700		Horace Mann Educators Corp.	508,662
92,842		Hospitality Properties Trust	1,977,535
113,800		Jefferies Group, Inc.	2,161,062
31,520		Jones Lang LaSalle, Inc.	1,501,613
92,250		Liberty Property Trust	3,357,900
72,200		Macerich Co. (The)	3,994,826
64,917		Mack-Cali Realty Corp.	2,491,514
33,800		Mercury General Corp.	1,707,238
94,590		Nationwide Health Properties, Inc.	3,510,235
335,168		New York Community Bancorp, Inc.	5,570,492
223,963		Old Republic International Corp.	2,351,611
82,775		PMI Group, Inc.	207,765
24,720		PacWest Bancorp	460,286
57,300	[2]	Philadelphia Consolidated Holding Corp.	3,349,185
38,994		Potlatch Corp.	1,815,950
68,944		Protective Life Corp.	2,479,226
92,750		Raymond James Financial, Inc.	2,680,475
75,869		Rayonier, Inc.	3,544,600
100,100		Realty Income Corp.	2,521,519
68,900		Regency Centers Corp.	4,099,550
122,002		SEI Investments Co.	2,809,706
31,688	[2]	SVB Financial Group	1,824,912
48,388		StanCorp Financial Group, Inc.	2,389,883
326,000	[3]	Synovus Financial Corp.	3,100,260
107,914	[3]	TCF Financial Corp.	1,375,903
126,527		UDR, Inc.	3,231,500
48,931		Unitrin, Inc.	1,350,006
83,875		Waddell & Reed Financial, Inc., Class A	2,801,425
84,031		Washington Federal, Inc.	1,562,977
52,100		Webster Financial Corp. Waterbury	1,034,706
73,800		Weingarten Realty Investors	2,250,162
28,900		WestAmerica Bancorp.	1,502,800
64,419		Wilmington Trust Corp.	1,518,356
		TOTAL	160,496,227
		Health Care--10.8%
60,315	[2,3]	Advanced Medical Optics, Inc.	1,047,068
69,300	[2]	Affymetrix, Inc.	546,084
43,425	[2]	Apria Healthcare Group, Inc.	834,194
62,025		Beckman Coulter, Inc.	4,486,889
66,790	[2,3]	Cephalon, Inc.	4,886,356
66,020	[2,3]	Cerner Corp.	2,948,453
67,169	[2,3]	Charles River Laboratories International, Inc.	4,464,052
94,963	[2]	Community Health Systems, Inc.	3,131,880
61,919	[2]	Covance, Inc.	5,684,164
146,626		Dentsply International, Inc.	5,901,697
54,113	[2]	Edwards Lifesciences Corp.	3,391,803
118,700	[2]	Endo Pharmaceuticals Holdings, Inc.	2,747,905
53,300	[2]	Gen-Probe, Inc.	2,841,956
241,010	[2]	Health Management Association, Class A	1,482,212
105,904	[2]	Health Net, Inc.	2,961,076
90,488	[2,3]	Henry Schein, Inc.	4,846,537
61,650		Hill-Rom Holdings, Inc.	1,731,749
252,080	[2,3]	Hologic, Inc.	4,655,918
60,700	[2]	IDEXX Laboratories, Inc.	3,247,450
88,260	[2]	Invitrogen Corp.	3,914,331
29,890	[2]	Kindred Healthcare, Inc.	806,133
53,700	[2,3]	Kinetic Concepts, Inc.	1,876,815
53,650	[2]	LifePoint Hospitals, Inc.	1,535,999
72,354	[2]	Lincare Holdings, Inc.	2,331,246
56,000		Medicis Pharmaceutical Corp., Class A	1,028,160
120,094		Omnicare, Inc.	3,535,567
116,232	[2]	PDL BioPharma, Inc.	1,298,311
34,662	[2]	Par Pharmaceutical Cos., Inc.	599,653
76,688		Perrigo Co.	2,701,718
103,200		Pharmaceutical Product Development, Inc.	3,936,048
54,700	[2]	Psychiatric Solutions, Inc.	1,915,594
75,000	[2]	ResMed, Inc.	2,836,500
106,557	[2]	Sepracor, Inc.	1,862,616
57,900		Steris Corp.	1,978,443
37,500	[2]	Techne Corp.	2,982,000
50,169		Universal Health Services, Inc., Class B	3,041,245
81,800	[2]	VCA Antech, Inc.	2,383,652
88,500	[2,3]	Valeant Pharmaceuticals International	1,515,120
29,269	[2]	Varian, Inc.	1,445,889
138,587	[2]	Vertex Pharmaceuticals, Inc.	4,781,251
41,300	[2]	Wellcare Health Plans, Inc.	1,624,329
		TOTAL	111,768,063
		Industrials--17.3%
90,357	[2]	AGCO Corp.	5,407,866
105,168		AMETEK, Inc.	5,033,340
105,950	[2,3]	AirTran Holdings, Inc.	309,374
36,400	[2]	Alaska Air Group, Inc.	650,832
40,050		Alexander and Baldwin, Inc.	1,737,770
32,500	[2]	Alliant Techsystems, Inc.	3,217,175
98,630	[2]	Avis Budget Group, Inc.	601,643
95,981	[2]	BE Aerospace, Inc.	2,464,792
46,750		Brinks Co. (The)	3,223,880
58,488		Carlisle Cos., Inc.	1,789,148
67,516	[2]	ChoicePoint, Inc.	3,230,641
45,100		Con-way, Inc.	2,280,256
67,082	[2]	Copart, Inc.	2,942,217
33,800		Corporate Executive Board Co.	1,266,824
122,220	[2]	Corrections Corp. of America	3,425,827
48,894		Crane Co.	1,735,737
40,100		DRS Technologies, Inc.	3,159,880
49,070		Deluxe Corp.	701,701
67,976		Donaldson Co., Inc.	3,066,397
55,006		Dun & Bradstreet Corp.	5,315,780
37,906	[2]	Dycom Industries, Inc.	601,568
123,412		Fastenal Co.	6,029,910
44,626		Federal Signal Corp.	641,276
56,738		Flowserve Corp.	7,565,445
45,425		GATX Corp.	2,065,475
59,862		Graco, Inc.	2,168,800
31,925		Granite Construction, Inc.	1,009,788
44,288	[3]	HNI Corp.	958,835
83,088		Harsco Corp.	4,495,061
55,324		Hubbell, Inc., Class B	2,332,460
84,976		Hunt (J.B.) Transportation Services, Inc.	3,142,412
78,840		IDEX Corp.	2,982,517
191,864	[2,3]	Jet Blue Airways Corp.	1,011,123
106,580		Joy Global, Inc.	7,697,208
167,290		KBR, Inc.	4,767,765
77,000	[2]	Kansas City Southern Industries, Inc.	4,235,000
20,375		Kelly Services, Inc., Class A	375,104
74,724		Kennametal, Inc.	2,223,786
44,300	[2]	Korn/Ferry International	775,250
42,100		Lincoln Electric Holdings	3,382,735
93,695	[2]	MPS Group, Inc.	1,079,366
45,000		MSC Industrial Direct Co.	2,146,500
78,200		Manpower, Inc.	3,753,600
55,632		Miller Herman, Inc.	1,454,220
27,700		Mine Safety Appliances Co.	915,208
43,010	[2]	Navigant Consulting, Inc.	794,825
33,282		Nordson Corp.	2,351,706
72,000		OshKosh Truck Corp.	1,298,880
97,726		Pentair, Inc.	3,383,274
169,512	[2]	Quanta Services, Inc.	5,234,531
154,171		Republic Services, Inc.	5,010,558
42,387		Rollins, Inc.	723,970
88,100		Roper Industries, Inc.	5,389,958
52,644		SPX Corp.	6,674,206
81,476	[2]	Shaw Group, Inc.	4,709,313
85,038	[2]	Stericycle, Inc.	5,081,020
37,562		Teleflex, Inc.	2,303,302
50,586	[2]	Thomas & Betts Corp.	2,093,249
92,900		Timken Co.	3,067,558
79,925		Trinity Industries, Inc.	3,008,377
82,700	[2]	URS Corp.	3,466,784
45,018	[2,3]	United Rentals, Inc.	728,391
47,860		Wabtec Corp.	2,656,230
44,206		Werner Enterprises, Inc.	1,052,545
56,757	[2,3]	YRC Worldwide, Inc.	959,193
		TOTAL	179,359,362
		Information Technology--14.1%
382,341	[2]	3Com Corp.	718,801
33,900	[2]	ACI Worldwide, Inc.	663,084
116,443	[2]	ADC Telecommunications, Inc.	1,101,551
65,457		Acxiom Corp.	840,468
56,050		Adtran, Inc.	1,253,278
17,400	[2]	Advent Software, Inc.	757,596
78,200	[2]	Alliance Data Systems Corp.	5,016,530
172,700		Amphenol Corp., Class A	8,232,609
88,700	[2]	Ansys, Inc.	4,069,556
121,019	[2]	Arrow Electronics, Inc.	3,899,232
441,104	[2]	Atmel Corp.	1,557,097
148,245	[2]	Avnet, Inc.	4,041,159
44,575	[2]	Avocent Corp.	1,059,993
135,860		Broadridge Financial Solutions	2,812,302
254,677	[2]	Cadence Design Systems, Inc.	1,882,063
67,726	[2]	CommScope, Inc.	3,019,902
86,800	[2]	Cree, Inc.	1,683,920
148,488	[2]	Cypress Semiconductor Corp.	4,046,298
45,238	[2,3]	DST Systems, Inc.	2,733,732
65,044		Diebold, Inc.	2,405,327
36,790	[2]	Digital River, Inc.	1,467,553
80,900	[2]	F5 Networks, Inc.	2,358,235
135,800	[2]	FLIR Systems, Inc.	5,532,492
48,302		Fair Isaac & Co., Inc.	1,075,202
119,432	[2]	Fairchild Semiconductor International, Inc., Class A	1,451,099
144,300	[2]	Foundry Networks, Inc.	2,516,592
61,861	[2]	Gartner Group, Inc., Class A	1,506,934
77,200		Global Payments, Inc.	3,419,188
132,626		Harris Corp.	6,385,942
73,808		Henry Jack & Associates, Inc.	1,593,515
29,369		Imation Corp.	559,773
141,300	[2]	Ingram Micro, Inc., Class A	2,604,159
169,577	[2]	Integrated Device Technology, Inc.	1,699,162
69,631	[2]	International Rectifier Corp.	1,175,371
122,113		Intersil Holding Corp.	2,946,587
75,294	[2]	Kemet Corp.	102,400
123,258	[2]	Lam Research Corp.	4,053,956
86,500		Lender Processing Services	2,884,775
79,606	[2]	Macrovision Solutions Corp.	1,210,011
158,582	[2]	McAfee, Inc.	5,193,560
86,019	[2]	Mentor Graphics Corp.	1,193,944
86,510	[2]	Metavante Technologies, Inc.	1,925,713
165,120	[2]	NCR Corp.	4,435,123
54,300		National Instruments Corp.	1,848,915
74,750	[2]	NeuStar, Inc., Class A	1,568,255
104,700	[2]	Palm, Inc.	688,926
113,880	[2]	Parametric Technology Corp.	2,205,856
48,462		Plantronics, Inc.	1,180,050
86,531	[2]	Polycom, Inc.	2,042,132
261,951	[2,3]	RF Micro Devices, Inc.	856,580
40,000	[2]	SRA International, Inc.	878,000
61,550	[2]	Semtech Corp.	896,783
48,225	[2]	Silicon Laboratories, Inc.	1,577,440
77,993	[2]	Sybase, Inc.	2,621,345
138,639	[2]	Synopsys, Inc.	3,330,109
52,300	[2]	Tech Data Corp.	1,823,701
120,000	[2]	Trimble Navigation Ltd.	3,984,000
94,230	[2]	ValueClick, Inc.	1,121,337
178,609	[2]	Vishay Intertechnology, Inc.	1,602,123
218,000	[2]	Western Digital Corp.	6,276,220
67,600	[2]	Wind River Systems, Inc.	792,948
64,234	[2]	Zebra Technologies Corp., Class A	1,979,050
		TOTAL	146,359,554
		Materials--8.5%
81,644		Airgas, Inc.	4,676,568
74,862		Albemarle Corp.	2,914,378
67,100		Aptargroup, Inc.	2,596,770
47,710		CF Industries Holdings, Inc.	7,798,677
63,600		Cabot Corp.	1,706,388
47,220		Carpenter Technology Corp.	1,827,414
234,677		Chemtura Corp.	1,530,094
103,560		Cleveland Cliffs, Inc.	11,226,940
112,500		Commercial Metals Corp.	3,358,125
40,226		Cytec Industries, Inc.	2,174,618
73,762		FMC Corp.	5,485,680
41,019		Ferro Corp.	892,573
102,700	[2]	Louisiana-Pacific Corp.	868,842
67,200		Lubrizol Corp.	3,346,560
40,705	[3]	Martin Marietta Materials	4,272,804
18,700		Minerals Technologies, Inc.	1,206,337
73,994		Olin Corp.	2,200,582
90,351		Packaging Corp. of America	2,305,758
117,569		RPM International, Inc.	2,410,164
62,700		Reliance Steel & Aluminum Co.	3,960,132
44,300		Scotts Co.	862,964
47,575		Sensient Technologies Corp.	1,480,534
96,123		Sonoco Products Co.	3,135,532
186,000		Steel Dynamics, Inc.	5,892,480
105,350		Temple-Inland, Inc.	1,711,937
89,990	[2]	Terra Industries, Inc.	4,859,460
95,476		Valspar Corp.	2,068,965
63,681	[3]	Worthington Industries, Inc.	1,129,701
		TOTAL	87,900,977
		Telecommunication Services--0.5%
232,090	[2]	Cincinnati Bell, Inc.	905,151
36,488		Telephone and Data System, Inc.	1,443,100
68,388		Telephone and Data System, Inc.	2,899,651
		TOTAL	5,247,902
		Utilities--7.8%
75,132		AGL Resources, Inc.	2,596,562
108,913		Alliant Energy Corp.	3,510,266
132,068	[3]	Aqua America, Inc.	2,093,278
40,269		Black Hills Corp.	1,299,481
112,113		DPL, Inc.	2,845,428
70,600		Energen Corp.	4,250,120
153,360		Energy East Corp.	3,832,466
127,800		Equitable Resources, Inc.	6,677,550
113,132		Great Plains Energy, Inc.	2,857,714
79,924	[3]	Hawaiian Electric Industries, Inc.	1,977,320
44,806		Idacorp, Inc.	1,335,667
180,214		MDU Resources Group, Inc.	5,750,629
105,376		NSTAR	3,357,279
80,063		National Fuel Gas Co.	3,986,337
153,245		Northeast Utilities Co.	3,855,644
88,657		OGE Energy Corp.	2,900,857
102,732		ONEOK, Inc.	4,672,251
85,743		PNM Resources, Inc.	1,004,051
125,257		Puget Energy, Inc.	3,449,578
115,045		SCANA Corp.	4,163,479
230,848		Sierra Pacific Resources	2,617,816
77,804		Vectren Corp.	2,271,877
47,000		WGL Holdings, Inc.	1,622,910
106,826		Westar Energy, Inc.	2,358,718
115,245	[4]	Wisconsin Energy Corp.	5,199,854
		TOTAL	80,487,132
		TOTAL COMMON STOCKS (IDENTIFIED COST $872,340,802)	1,022,158,058
		MUTUAL FUND—9.1%
94,536,711	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	94,536,711
		TOTAL INVESTMENTS—107.8% (IDENTIFIED COST $966,877,513)[8]	1,116,694,769
		OTHER ASSETS AND LIABILITIES – NET—(7.8)%[9]	(80,889,105)
		TOTAL NET ASSETS—100%	$1,035,805,664

		SCHEDULE OF SECURITY SOLD SHORT
25,871		John Bean Tech (Proceeds $375,127)	$375,127
At July 31, 2008, the Fund had the following outstanding futures contracts:[1]
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 Emini Index Long Futures	179	$14,389,810	September 2008	$107,088

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $14,389,810 at July 31, 2008, which represents 1.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 99.6%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$72,355,725	$76,090,257
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8
At July 31, 2008, the cost of investments for federal tax purposes was $966,877,513.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $149,817,256.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $280,158,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $130,341,531.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

Federated Mini-Cap Index Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--91.2%[1]
		Consumer Discretionary--11.0%
1,679	[2]	1-800-FLOWERS.COM, Inc.	$9,251
3,000	[2]	99 Cents Only Stores	20,070
1,500	[2]	AFC Enterprises, Inc.	11,490
940		AH Belo Corp., Class A	5,076
2,786		Aaron Rents, Inc.	76,531
4,250	[2]	Aeropostale, Inc.	137,062
1,300		Ambassadors Group, Inc.	20,215
700	[2]	America's Car-Mart, Inc.	13,944
2,300	[2]	American Apparel, Inc.	13,524
2,700		American Axle & Manufacturing Holdings, Inc.	15,876
3,200		American Greetings Corp., Class A	47,424
700	[2]	American Public Education, Inc.	31,801
1,300	[2]	Amerigon, Inc.	8,606
1,500		Ameristar Casinos, Inc.	19,755
1,700		Arbitron, Inc.	79,900
4,700		ArvinMeritor, Inc.	64,907
2,100		Asbury Automotive Group, Inc.	20,811
998	[2]	Audiovox Corp., Class A	9,112
1,000	[2]	BJ's Restaurants, Inc.	10,850
3,400	[2]	Bally Technologies, Inc.	108,086
2,300	[2]	Beazer Homes USA, Inc.	14,329
5,900		Belo (A.H.) Corp., Series A	40,061
1,400		Big 5 Sporting Goods Corp.	11,186
11,200	[2,3]	Blockbuster, Inc.	31,248
800	[2]	Blue Nile, Inc.	30,816
800	[2]	Bluegreen Corp.	9,240
1,500		Blyth Industries, Inc.	21,825
2,063		Bob Evans Farms, Inc.	59,084
3,800	[2]	Borders Group, Inc.	18,620
688		Brookfield Homes Corp.	9,054
2,637		Brown Shoe Co., Inc.	42,561
5,300		Brunswick Corp.	68,370
936		Buckle, Inc.	48,176
1,100	[2]	Buffalo Wild Wings, Inc.	36,223
900	[2]	Build-A-Bear Workshop, Inc.	5,895
1,300		CBRL Group, Inc.	31,421
1,350	[2]	CEC Entertainment, Inc.	47,061
3,200		CKE Restaurants, Inc.	39,264
3,200	[2]	CKX, Inc.	25,088
481		CSS Industries, Inc.	13,603
2,300	[2]	Cabela's, Inc., Class A	26,726
700	[2]	Cache, Inc.	9,905
1,500	[2]	California Pizza Kitchen, Inc.	19,575
4,200		Callaway Golf Co.	53,256
900	[2]	Capella Education Co.	46,980
3,500	[2]	Carter's, Inc.	57,855
2,300	[2]	Casual Male Retail Group, Inc.	9,338
1,737		Cato Corp., Class A	31,075
400	[2]	Cavco Industries, Inc.	13,480
4,898	[2]	Champion Enterprises, Inc.	19,347
1,400	[2]	Charlotte Russe Holdings, Inc.	18,144
7,171	[2]	Charming Shoppes, Inc.	39,082
25,800	[2,3]	Charter Communications, Inc., Class A	29,412
4,000	[2]	Cheesecake Factory, Inc.	56,320
500		Cherokee, Inc.	10,405
11,300	[2]	Chicos Fas, Inc.	62,941
1,421	[2]	Children's Place Retail Stores, Inc.	54,069
2,225		Christopher & Banks Corp.	19,357
585		Churchill Downs, Inc.	22,084
1,700		Cinemark Holdings, Inc.	24,922
11,000	[2]	Circuit City Stores, Inc.	22,220
11,360	[2]	Citadel Broadcasting Corp.	10,110
900	[2]	Citi Trends, Inc.	20,817
1,725	[2]	Coinstar, Inc.	59,495
3,800	[2]	Coldwater Creek, Inc.	24,776
3,900	[2]	Collective Brands, Inc.	50,232
800		Columbia Sportswear Co.	29,848
600	[2]	Conn's, Inc.	9,420
3,700		Cooper Tire & Rubber Co.	34,077
500	[2]	Core-Mark Holding Co., Inc.	13,615
5,400	[2]	Corinthian Colleges, Inc.	85,050
1,700	[2]	Cox Radio, Inc., Class A	16,813
5,400	[2,3]	Crocs, Inc.	23,976
1,371	[2]	Crown Media Holdings, Inc., Class A	5,813
2,218	[2]	Cumulus Media, Inc., Class A	6,521
1,000	[2]	DSW, Inc., Class A	13,510
6,100	[2]	Dana Holding Corp.	38,918
800	[2]	Deckers Outdoor Corp.	90,408
6,000	[2]	Denny's Corp.	15,480
3,700		Dillards, Inc., Class A	37,407
1,095		DineEquity, Inc.	25,294
1,500	[2]	Dolan Media Co.	31,665
2,450	[2]	Domino's Pizza, Inc.	31,752
600	[2]	Dorman Products, Inc.	6,894
848		Dover Downs Gaming & Entertainment, Inc.	7,081
800		Dover Motorsports, Inc.	3,584
2,868	[2]	Dress Barn, Inc.	46,261
1,300	[2]	Drew Industries, Inc.	19,240
5,000	[2]	Drugstore.com, Inc.	10,700
400	[2]	Einstein Noah Restaurant Group, Inc.	4,612
1,800		Entercom Communication Corp.	11,034
3,800	[2]	Entravision Communications Corp.	12,008
1,400		Ethan Allen Interiors, Inc.	35,140
4,700	[2]	Exide Corp.	74,260
100	[2]	F.A.O., Inc.	0
600	[2]	FGX International Holdings Ltd.	6,960
1,100		FTD Group, Inc.	15,730
2,960		Finish Line, Inc., Class A	32,116
400	[2]	Fisher Communications, Inc.	14,840
4,074	[2]	Fleetwood Enterprises, Inc.	11,529
2,800	[2]	Fossil, Inc.	74,984
2,503		Freds, Inc.	32,189
800	[2]	Fuel Systems Solutions, Inc.	29,936
700	[2]	Fuqi International, Inc.	6,132
2,800		Furniture Brands International, Inc.	33,236
700	[2]	G-III Apparel Group Ltd.	11,221
1,100	[2]	Gaiam, Inc.	16,126
1,270	[2]	GateHouse Media, Inc.	800
2,678	[2]	Gaylord Entertainment Co.	80,447
1,254	[2]	Genesco, Inc.	36,868
1,080	[2]	Global Sources Ltd.	14,926
900	[2]	Global Traffic Network, Inc.	8,487
2,600		Gray Television, Inc.	6,500
1,700	[2]	Great Wolf Resorts, Inc.	6,987
1,445		Group 1 Automotive, Inc.	28,394
1,700	[2]	Gymboree Corp.	63,580
2,300		Harte-Hanks	28,543
1,148		Haverty Furniture Cos., Inc.	13,110
6,400	[2]	Hayes Lemmerz International, Inc.	14,912
1,900	[2]	Helen of Troy Ltd.	39,064
1,637	[2]	Hibbett Sports, Inc.	34,459
600		Hooker Furniture Corp.	10,032
2,766	[2]	Hot Topic, Inc.	17,398
2,900	[2]	Hovnanian Enterprises, Inc., Class A	20,387
3,700	[2]	Iconix Brand Group, Inc.	44,400
9,800	[2]	Idearc, Inc.	12,838
2,300		Interactive Data Corp.	66,240
1,023	[2]	Isle of Capri Casinos, Inc.	6,793
2,550	[2]	J. Crew Group, Inc.	73,338
1,743	[2]	JAKKS Pacific, Inc.	38,311
3,794	[2]	Jack in the Box, Inc.	81,875
1,700		Jackson Hewitt Tax Service, Inc.	26,282
1,540	[2]	Jo-Ann Stores, Inc.	33,834
1,077	[2]	Jos A. Bank Clothiers, Inc.	24,125
2,500		Journal Communications, Inc., Class A	11,875
1,500		K-Swiss, Inc., Class A	23,190
300	[2]	K12, Inc.	7,584
569		Kenneth Cole Productions, Inc., Class A	7,938
1,700	[2]	Knology, Inc.	17,748
4,200	[2,3]	Krispy Kreme Doughnuts, Inc.	18,186
3,100		La-Z Boy Chair Co.	22,878
763		Landry's Seafood Restaurants, Inc.	11,117
2,100	[2]	Leapfrog Enterprises, Inc.	20,097
4,210	[2]	Lear Corp.	60,666
600	[2]	Learning Tree International, Inc.	9,564
2,800		Lee Enterprises, Inc.	8,456
800		Libbey, Inc.	7,256
2,150	[2,3]	Life Time Fitness, Inc.	64,048
1,700	[2]	Lin TV Corp., Class A	10,081
100	[2]	Lincoln Educational Services	1,379
4,800	[2]	Live Nation, Inc.	60,576
1,000	[2]	Lodgian, Inc.	6,880
1,600	[2]	Luby's, Inc.	11,136
1,200	[2]	Lululemon Athletica, Inc.	26,640
700	[2]	Lumber Liquidators, Inc.	10,486
900	[2]	M/I Schottenstein Homes, Inc.	17,055
1,400	[2]	Maidenform Brands, Inc.	21,434
1,317		Marcus Corp.	20,953
600		Marine Products Corp.	4,380
1,000	[2]	MarineMax, Inc.	6,580
1,596	[2]	Martha Stewart Living Omnimedia	11,635
3,100	[2]	Marvel Entertainment, Inc.	107,570
1,992		Matthews International Corp., Class A	99,421
3,800		McClatchy Co., Class A	16,226
1,300		Media General, Inc., Class A	16,484
3,000	[2]	Mediacom Communications Corp.	17,130
3,300		Mens Wearhouse, Inc.	65,703
1,900	[2]	Meritage Corp.	34,295
989	[2]	Midas, Inc.	14,212
1,921		Modine Manufacturing Co.	33,502
700	[2]	Monarch Casino & Resort, Inc.	8,624
1,050		Monro Muffler Brake, Inc.	19,120
1,800	[2]	Morgans Hotel Group Co.	26,082
1,000		Movado Group, Inc.	21,500
2,540		National CineMedia, Inc.	32,487
236		National Presto Industries, Inc.	16,869
2,600	[2,3]	NetFlix, Inc.	80,314
1,200	[2]	New York & Co.	11,616
2,000	[3]	Nutri/System, Inc.	34,420
1,321		O'Charleys, Inc.	14,861
2,000	[2]	Orbitz Worldwide, Inc.	11,740
1,000	[2]	Outdoor Channel Holdings, Inc.	6,890
1,000	[2]	Overstock.com, Inc.	17,760
900		Oxford Industries, Inc.	18,936
1,410	[2]	P. F. Chang's China Bistro, Inc.	36,660
800	[2]	PC Mall, Inc.	7,136
4,300	[2]	Pacific Sunwear of California	37,453
543	[2]	Palm Harbor Homes, Inc.	4,512
1,406	[2]	Papa Johns International, Inc.	39,776
900	[2]	Peet's Coffee & Tea, Inc.	17,541
2,656		Pep Boys-Manny Moe & Jack	19,601
750	[2]	Perry Ellis International, Inc.	16,312
1,600	[2]	PetMed Express, Inc.	23,200
5,600	[2]	Pier 1 Imports, Inc.	20,720
3,831	[2]	Pinnacle Entertainment, Inc.	43,290
1,340	[2]	Playboy Enterprises, Inc., Class B	6,258
2,100		Polaris Industries, Inc., Class A	89,880
3,100		Pool Corp.	68,448
531		Pre-Paid Legal Services, Inc.	22,313
1,816		Primedia, Inc.	7,155
1,000	[2]	Princeton Review (The), Inc.	7,700
5,000	[2]	Quantum Fuel Systems Technologies Worldwide, Inc.	8,900
8,100	[2]	Quiksilver, Inc.	62,127
4,700	[2]	R.H. Donnelly Corp	7,285
1,100	[2]	RC2 Corp.	25,256
2,300	[2]	RCN Corp.	27,991
2,800	[2,3]	Raser Technologies, Inc.	27,860
1,000	[2]	Red Robin Gourmet Burgers	24,830
2,700		Regis Corp. Minnesota	75,573
4,200	[2]	Rent-A-Center, Inc.	89,040
1,500	[2]	Retail Ventures, Inc.	6,450
700	[2]	Rex Stores Corp.	8,589
400	[2]	Rick's Cabaret International, Inc.	6,120
600	[2]	Riviera Holdings Corp.	5,298
3,300		Ruby Tuesday, Inc.	22,704
870	[2]	Russ Berrie & Co., Inc.	8,448
1,300	[2]	Ruth's Chris Steak House, Inc.	6,201
2,700		Ryland Group, Inc.	55,593
5,600	[2]	Sally Beauty Holdings, Inc.	41,440
676		Sauer-Danfoss, Inc.	19,841
1,500		Scholastic Corp.	38,685
2,700	[2,3]	Sealy Corp.	18,441
500	[2]	Shoe Carnival, Inc.	7,650
2,950	[2]	Shuffle Master, Inc.	14,248
1,300	[2]	Shutterfly, Inc.	11,869
3,531		Sinclair Broadcast Group, Inc.	26,942
4,600	[2]	Six Flags, Inc.	5,244
2,136	[2]	Skechers USA, Inc., Class A	40,370
425		Skyline Corp.	11,080
1,900	[2]	Smith & Wesson Holding Corp.	8,531
1,800		Sonic Automotive, Inc.	18,126
3,790	[2]	Sonic Corp.	57,191
4,341		Sothebys Holdings, Inc., Class A	120,419
1,950		Spartan Motors, Inc.	10,569
836		Speedway Motorsports, Inc.	16,143
2,325		Stage Stores, Inc.	34,456
1,008	[2]	Stamps.com, Inc.	13,719
4,400	[2]	Standard Pacific Corp.	14,696
4,000	[2]	Standard Pacific Corp., Rights	760
1,561	[2]	Stein Mart, Inc.	6,978
1,000	[2]	Steiner Leisure Ltd.	30,900
500	[2]	Steinway Musical Instruments	13,860
1,205	[2]	Steven Madden Ltd.	27,100
5,460		Stewart Enterprises, Inc., Class A	48,649
800	[2]	Stoneridge, Inc.	10,536
1,391		Superior Industries International, Inc.	23,494
400	[2]	Syms Corp.	6,824
600	[2]	Systemax, Inc.	9,846
1,400	[3]	Talbots, Inc.	19,614
4,500		Tempur-Pedic International, Inc.	42,255
2,900	[2]	Tenneco Automotive, Inc.	41,818
3,200	[2]	Texas Roadhouse, Inc.	29,696
1,863		The Nautilus Group, Inc.	9,091
1,669	[2]	The Steak 'n Shake Co.	11,499
3,000	[2]	Timberland Co., Class A	43,020
900	[2]	Town Sports International Holdings, Inc.	8,991
2,000	[2]	Tractor Supply Co.	76,020
3,742		Triarc Cos., Inc., Class B	20,880
1,100	[2]	True Religion Apparel, Inc.	28,424
1,908	[2]	Tuesday Morning Corp.	7,327
3,896		Tupperware Brands Corp.	151,944
1,526	[2]	Tween Brands, Inc.	21,013
1,200	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	11,316
2,100	[2]	Under Armour, Inc., Class A	61,215
3,400	[2]	Unifi, Inc.	10,778
900		Unifirst Corp.	40,293
908	[2]	Universal Electronics, Inc.	20,630
1,300	[2]	Universal Technical Institute, Inc.	19,084
1,943	[2]	Vail Resorts, Inc.	78,458
3,000	[2]	Valassis Communications, Inc.	26,460
74		Value Line, Inc.	2,737
8,300	[2]	Visteon Corp.	23,655
1,200	[2]	Volcom, Inc.	21,528
2,734	[2]	WMS Industries, Inc.	77,044
2,900	[2]	Warnaco Group, Inc.	121,655
3,700	[2]	Westwood One, Inc.	4,810
6,100	[2]	Wet Seal, Inc., Class A	26,779
400		Weyco Group, Inc.	11,616
1,724		Winnebago Industries, Inc.	21,998
3,190		Wolverine World Wide, Inc.	85,269
1,100	[2]	Wonder Auto Technology, Inc.	9,306
1,297		World Wrestling Entertainment, Inc.	21,258
2,300	[2,3]	Zale Corp.	50,876
1,300	[2]	Zumiez, Inc.	19,188
2,400		bebe stores, Inc.	24,888
500	[2]	hhgregg, Inc.	5,005
1,200	[2]	iRobot Corp.	16,620
3,260	[2]	thinkorswim Group, Inc.	26,178
		TOTAL	8,218,292
		Consumer Staples--2.9%
1,300	[2,3]	AgFeed Industries, Inc.	18,343
200		Alico, Inc.	8,486
6,100	[2]	Alliance One International, Inc.	27,267
300	[2]	American Dairy, Inc.	3,363
3,800	[2]	American Oriental Bioengineering, Inc.	35,910
100		Arden Group, Inc., Class A	14,410
100	[2]	Aurora Foods, Inc.	0
1,400		B&G Foods, Inc., Class A	12,460
800	[3]	Cal-Maine Foods, Inc.	30,320
800		Calavo Growers, Inc.	9,064
3,254		Casey's General Stores, Inc.	80,048
4,080	[2]	Central Garden & Pet Co., Class A	17,054
1,000	[2]	Chattem, Inc.	64,470
400	[2,3]	China Sky One Medical, Inc.	4,752
2,800	[2]	Chiquita Brands International	42,980
242		Coca-Cola Bottling Co.	8,138
5,200	[2]	Darling International, Inc.	84,136
1,100		Diamond Foods, Inc.	26,752
1,500	[2]	Elizabeth Arden, Inc.	24,495
410		Farmer Brothers Co.	10,799
4,811		Flowers Foods, Inc.	144,667
2,700	[2]	Fresh Del Monte Produce, Inc.	56,916
2,235	[2]	Great Atlantic & Pacific Tea Co., Inc.	35,559
1,100	[2,3]	Green Mountain Coffee, Inc.	39,985
200		Griffin Land & Nurseries	6,798
500	[2]	HQ Sustainable Maritime	7,730
2,666	[2]	Hain Celestial Group, Inc.	69,689
700		Imperial Sugar Co.	9,786
790		Ingles Markets, Inc., Class A	19,213
750		Inter Parfums, Inc.	11,235
800		J&J Snack Foods Corp.	25,336
1,300		Lancaster Colony Corp.	42,263
1,895		Lance, Inc.	34,868
200	[2]	Lifeway Foods, Inc.	2,674
1,853		Longs Drug Stores Corp.	86,628
1,000		Mannatech, Inc.	6,630
800		Nash Finch Co.	31,576
720	[2]	National Beverage Corp.	5,609
3,107		Nu Skin Enterprises, Inc., Class A	50,209
1,200	[2]	Omega Protein Corp.	18,768
2,700		Pilgrim's Pride Corp.	32,913
2,000	[2]	Prestige Brands Holdings, Inc.	19,840
800		Pricesmart, Inc.	18,760
1,567	[2,3]	Ralcorp Holdings, Inc.	84,555
1,100		Reddy Ice Group, Inc.	14,113
2,664		Ruddick Corp.	82,477
1,200		Sanderson Farms, Inc.	47,688
800	[2]	Schiff Nutrition International, Inc	4,840
4,000	[2]	Smart Balance, Inc.	29,600
1,300		Spartan Stores, Inc.	30,927
2,500	[2]	Spectrum Brands, Inc.	6,300
5,100	[2]	Star Scientific, Inc.	8,466
600	[2]	Susser Holdings Corp.	7,404
600	[2,3]	Synutra International, Inc.	21,858
1,200		The Anderson's, Inc.	54,540
500	[2]	The Boston Beer Co., Inc., Class A	22,645
1,400	[2]	The Pantry, Inc.	22,386
1,595		Tootsie Roll Industries, Inc.	41,709
1,900	[2]	TreeHouse Foods, Inc.	51,490
600	[2]	USANA, Inc.	20,454
2,772	[2]	United Natural Foods, Inc.	53,278
1,588		Universal Corp.	81,973
1,989		Vector Group Ltd.	35,623
200		Village Super Market, Inc., Class A	8,450
1,049		WD 40 Co.	35,844
700		Weis Markets, Inc.	26,593
3,400	[2]	Winn-Dixie Stores, Inc.	54,026
1,300	[2]	Zhongpin, Inc.	15,145
		TOTAL	2,163,283
		Energy--7.1%
300		APCO Argentina, Inc.	8,595
1,700	[2]	ATP Oil & Gas Corp.	48,365
2,900	[2]	Abraxas Petroleum Corp.	10,556
1,700	[2]	Allis-Chalmers Corp.	26,129
700		Alon USA Energy, Inc.	6,006
2,600	[2]	American Oil & Gas, Inc.	8,242
500	[2]	Approach Resources, Inc.	10,055
2,200	[2]	Arena Resources, Inc.	90,002
700		Arlington Tankers Ltd.	14,273
2,227		Atlas America, Inc.	82,488
1,840	[2]	Aventine Renewable Energy Holdings, Inc.	12,512
2,600	[2]	BMB Munai, Inc.	12,428
3,800	[2]	BPZ Energy, Inc.	68,590
2,600	[2]	Basic Energy Services, Inc.	69,992
2,694		Berry Petroleum Co., Class A	115,950
2,300	[2]	Bill Barrett Corp.	94,622
1,200	[2]	Bois d'Arc Energy, Inc.	26,280
600	[2]	Bolt Technology Corp.	13,326
3,000	[2]	Brigham Exploration Co.	42,000
1,409	[2]	Bristow Group, Inc.	63,391
1,647	[2]	Bronco Drilling Co., Inc.	28,822
1,400	[2]	CVR Energy, Inc.	22,190
2,750	[2]	Cal Dive International, Inc.	29,453
1,300	[2]	Callon Petroleum Corp.	29,887
2,500	[2]	Cano Petroleum, Inc.	9,875
1,302		Carbo Ceramics, Inc.	71,245
1,700	[2]	Carrizo Oil & Gas, Inc.	85,578
3,300	[2]	Cheniere Energy, Inc.	9,999
300	[2]	Clayton Williams Energy, Inc.	27,960
1,300	[2]	Clean Energy Fuels Corp.	17,290
3,000	[2]	Complete Production Services, Inc.	95,520
2,846	[2]	Comstock Resources, Inc.	173,634
3,100	[2]	Concho Resources, Inc.	101,525
800	[2]	Contango Oil & Gas Co.	68,224
2,500		Crosstex Energy, Inc.	80,350
2,600		DHT Maritime, Inc.	24,388
500	[2]	Dawson Geophysical Co.	32,815
700		Delek US Holdings, Inc.	5,593
3,900	[2]	Delta Petroleum Corp.	74,373
600	[2]	Double Eagle Petroleum Co.	9,156
1,962	[2]	Dril-Quip, Inc.	106,223
1,800	[2]	ENGlobal Corp.	22,212
9,400	[2]	EXCO Resources, Inc.	244,870
2,050	[2]	Energy Partners Ltd.	24,354
7,200	[2]	Energy XXI (Bermuda) Ltd.	37,512
5,300	[2,3]	Evergreen Energy, Inc.	8,427
2,500	[2]	FX Energy, Inc.	17,000
900	[2]	GMX Resources, Inc.	52,830
6,200	[2]	Gasco Energy, Inc.	16,182
1,700		General Maritime Corp.	45,798
2,400	[2]	GeoGlobal Resources, Inc.	9,624
400	[2]	GeoResources, Inc.	6,476
400	[2]	Geokinetics, Inc.	7,200
800	[2]	Geomet, Inc.	5,304
2,200		Golar LNG Ltd.	40,458
1,400	[2]	Goodrich Petroleum Corp.	64,190
6,200	[2,3]	Gran Tierra Energy, Inc.	31,434
200	[2]	Greenhunter Energy, Inc.	3,120
11,298	[2]	Grey Wolf, Inc.	96,485
739		Gulf Island Fabrication, Inc.	32,775
1,300	[2]	Gulfmark Offshore, Inc.	65,234
1,700	[2]	Gulfport Energy Corp.	24,514
2,200	[2]	Harvest Natural Resources, Inc.	21,670
1,440	[2]	Hornbeck Offshore Services, Inc.	64,195
1,100	[2]	Houston American Energy Corp.	9,845
5,264	[2]	Input/Output, Inc.	84,066
8,100	[2]	International Coal Group, Inc.	84,807
1,600	[2]	James River Coal Co.	69,360
1,000		Knightbridge Tankers Ltd.	32,110
900		Lufkin Industries, Inc.	80,280
1,600	[2]	Matrix Services Co.	36,112
3,400	[2]	McMoRan Exploration Co.	91,222
5,286	[2]	Meridian Resource Corp.	16,757
700	[2]	Mitcham Industries, Inc.	10,766
1,300	[2]	NATCO Group, Inc., Class A	61,945
1,306		NGP Capital Resources Co.	21,222
1,700	[2]	National Coal Corp.	11,900
800	[2]	Natural Gas Services Group, Inc.	20,528
5,683	[2]	Newpark Resources, Inc.	41,600
2,200		Nordic American Tanker Shipping Ltd.	87,824
1,300	[2]	Northern Oil and Gas, Inc.	12,064
200	[2]	OYO Geospace Corp.	9,404
10,300	[2,3]	Oilsands Quest, Inc.	46,453
900	[2]	PHI, Inc.	36,153
2,100	[2]	Pacific Ethanol, Inc.	3,927
400		Panhandle Oil and Gas, Inc.	14,800
2,600	[2]	Parallel Petroleum Corp.	42,588
7,137	[2]	Parker Drilling Co.	57,596
2,644		Penn Virginia Corp.	160,623
2,800	[2]	PetroQuest Energy, Inc.	58,436
900	[2]	Petroleum Development Corp.	49,779
3,100	[2]	Pioneer Drilling Co.	49,259
1,500	[2]	Quest Resource Corp.	13,770
2,600	[2]	RAM Energy Resources, Inc.	12,116
1,966		RPC, Inc.	33,796
9,900	[2]	Rentech, Inc.	18,810
1,100	[2]	Rex Energy Corp.	21,890
3,200	[2]	Rosetta Resources, Inc.	75,584
2,600		Ship Finance International Ltd.	77,324
1,831	[2]	Stone Energy Corp.	93,418
2,900	[2]	SulphCo, Inc.	9,077
1,100	[2]	Superior Well Services, Inc.	34,936
1,923	[2]	Swift Energy Co.	97,727
800	[2]	T-3 Energy Services, Inc.	54,856
2,000	[2]	TXCO Resources, Inc.	18,800
800		Teekay Tankers Ltd., Class A	18,128
900	[2]	Toreador Resources Corp.	6,399
1,600	[2,3]	Tri-Valley Corp.	11,296
700	[2]	Trico Marine Services, Inc.	17,864
7,183	[2,3]	USEC, Inc.	37,495
800	[2]	Union Drilling, Inc.	15,408
3,100	[2,3]	Uranium Resources, Inc.	8,866
3,700	[2]	VAALCO Energy, Inc.	24,235
1,200	[2]	Venoco, Inc.	20,160
6,747	[2,3]	VeraSun Energy Corp.	41,494
2,000	[2]	W-H Energy Services, Inc.	183,060
3,700	[2]	Warren Resources, Inc.	43,216
2,000		Western Refining, Inc.	15,920
700	[2]	Westmoreland Coal Co.	16,275
2,500	[2]	Willbros. Group, Inc.	93,950
1,700		World Fuel Services Corp.	40,970
		TOTAL	5,328,032
		Financials--17.4%
843		1st Source Corp.	19,676
17,100	[3]	AMBAC Assurance Corporation	43,092
1,700		Abington Bancorp, Inc.	16,966
2,100		Acadia Realty Trust	47,649
2,800		Advance America Cash Advance, Inc.	15,316
2,250		Advanta Corp., Class B	17,797
500		Agree Realty Corp.	14,440
119	[2]	Alexander's, Inc.	42,214
1,000	[2]	AmCOMP, Inc.	10,300
1,200		AmTrust Financial Services, Inc.	17,484
1,297		Amcore Financial, Inc.	7,964
2,540		American Campus Communities, Inc.	74,371
700	[2]	American Capital Agency Corp.	10,948
3,500		American Equity Investment Life Holding Co.	30,590
550		American Physicians Capital, Inc.	27,379
800	[2]	American Safety Insurance Holdings, Ltd.	11,840
780		Ameris Bancorp	8,369
1,100	[2]	Amerisafe, Inc.	19,987
400		Ames National Corp.	9,248
1,000	[2]	Ampal-American Israel Corp., Class A	5,570
1,205		Anchor Bancorp Wisconsin, Inc.	8,676
3,600		Anthracite Capital, Inc.	22,752
5,200		Anworth Mortgage Asset Corp.	30,940
8,935		Apollo Investment Corp.	142,335
800		Arbor Realty Trust, Inc.	8,768
6,303		Ares Capital Corp.	72,043
1,920	[2]	Argo Group International Holdings Ltd.	65,357
700		Arrow Financial Corp.	16,002
7,840		Ashford Hospitality Trust	31,125
5,500		Aspen Insurance Holdings Ltd.	139,645
900	[2]	Asset Acceptance Capital Corp.	10,593
900		Associated Estates Realty Corp.	12,735
3,700		Assured Guaranty Ltd.	42,402
300	[2]	Avatar Holdings, Inc.	9,495
1,859		BGC Partners, Inc., Class A	13,199
573		Baldwin & Lyons, Inc., Class B	12,176
478		BancFirst Corp.	22,585
1,300		BancTrust Financial Group, Inc.	9,750
1,600		Banco Latinoamericano de Exportaciones S.A., Class E	29,344
3,035		Bank Mutual Corp.	35,509
700		Bank of the Ozarks, Inc.	14,350
1,300		BankFinancial Corp.	18,811
900		Banner Corp.	8,577
2,100	[2]	Beneficial Mutual Bancorp, Inc.	25,158
600		Berkshire Hills Bancorp, Inc.	15,900
4,490		BioMed Realty Trust, Inc.	115,842
600		Blackrock Kelso Capital Corp.	5,856
3,100		Boston Private Financial Holdings	24,273
1,300	[2]	Broadpoint Securities Group, Inc.	3,289
3,650		Brookline Bancorp, Inc.	35,587
400		Brooklyn Federal Bancorp, Inc.	5,312
400		Bryn Mawr Bank Corp.	9,624
972	[2]	CNA Surety Corp.	12,626
4,014		CVB Financial Corp.	45,438
1,300		Calamos Asset Management, Inc.	26,598
600		Camden National Corp.	18,516
721		Capital City Bank Group, Inc.	17,124
2,600		Capital Lease Funding, Inc.	20,332
200		Capital Southwest Corp.	26,078
1,100		Capital Trust, Inc.	16,962
900		Capitol Bancorp Ltd.	11,961
3,500		Capstead Mortgage Corp.	38,220
1,700		Cardinal Financial Corp.	14,433
500	[2]	Cardtronics, Inc.	4,300
800		Care Investment Trust, Inc.	8,600
1,456		Cascade Bancorp	10,876
1,757		Cash America International, Inc.	74,075
2,300		CastlePoint Holdings Ltd.	21,367
3,058		Cathay Bancorp, Inc.	48,745
2,600		Cedar Shopping Centers, Inc.	33,176
500		CenterState Banks of Florida	7,065
1,791		Central Pacific Financial Corp.	19,826
1,476		Chemical Financial Corp.	39,217
2,100		Chimera Investment Corp.	16,149
500		Citizens & Northern Corp.	11,775
5,449	[2]	Citizens Banking Corp.	18,254
2,100	[2]	Citizens, Inc., Class A	15,603
782		City Bank Lynwood, WA	7,421
1,000		City Holding Co.	44,480
600		Clifton Savings Bancorp, Inc.	6,456
1,125		CoBiz, Inc.	10,811
800		Cogdell Spencer, Inc.	15,040
1,100		Cohen & Steers, Inc.	27,522
13,000	[3]	Colonial BancGroup, Inc.	86,580
3,100		Colonial Properties Trust	61,876
1,121		Columbia Banking Systems, Inc.	16,938
1,900		Community Bank System, Inc.	44,840
934		Community Trust Bancorp, Inc.	28,786
1,700		Compass Diversified Trust	19,771
1,067	[2]	CompuCredit Corp.	7,042
300		Consolidated Tomoka Co.	11,877
2,400		Corporate Office Properties Trust	93,312
2,324	[2,3]	Corus Bankshares, Inc.	9,087
2,900		Cousins Properties, Inc.	63,713
1,862	[2]	Crawford & Co., Class B	18,992
393	[2]	Credit Acceptance Corp.	6,512
10,720		DCT Industrial Trust, Inc.	90,798
1,200		Danvers Bancorp, Inc.	14,148
500	[2]	Darwin Professional Underwriters, Inc.	15,475
2,662		Delphi Financial Group, Inc., Class A	66,417
100	[2]	Diamond Hill Investment Group	9,223
6,130		DiamondRock Hospitality Co.	56,519
1,457		Dime Community Bancorp, Inc.	24,376
1,600	[2]	Dollar Financial Corp.	30,944
710		Donegal Group, Inc., Class A	12,368
300	[2,3]	Doral Financial Corp.	4,167
1,300		Downey Financial Corp.	2,743
900		DuPont Fabros Technology, Inc.	14,715
400		EMC Insurance Group, Inc.	9,792
1,200		ESSA Bancorp, Inc.	15,960
4,000		East West Bancorp, Inc.	47,640
1,587		EastGroup Properties, Inc.	73,637
1,700		Education Realty Trust, Inc.	19,040
3,080		Employers Holdings, Inc.	54,886
400	[2]	Encore Bancshares, Inc.	6,800
900	[2]	Encore Capital Group, Inc.	11,025
300	[2]	Enstar Group Ltd.	30,525
600		Enterprise Financial Services Corp.	12,594
1,932		Entertainment Properties Trust	103,632
600		Epoch Holding Corp.	7,092
1,251		Equity Lifestyle Properties, Inc.	60,061
2,068		Equity One, Inc.	39,933
600		Evercore Partners, Inc., Class A	7,836
4,900		Extra Space Storage, Inc.	69,433
2,500	[2]	Ezcorp, Inc., Class A	44,950
828		FBL Financial Group, Inc., Class A	17,264
1,800	[2]	FBR Capital Markets Corp.	10,296
5,396		FNB Corp. (PA)	61,137
600	[2]	FPIC Insurance Group, Inc.	29,970
580	[2]	FX Real Estate & Entertainment, Inc.	1,061
400		Farmers Capital Bank Corp.	12,076
1,450	[2]	FCStone Group, Inc.	27,927
600		Federal Agricultural Mortgage Association, Class C	17,196
4,092		FelCor Lodging Trust, Inc.	32,695
1,643		Financial Federal Corp.	37,871
800		Financial Institutions, Inc.	14,792
1,000	[2]	First Acceptance Corp.	3,760
4,700		First BanCorp	41,125
850		First Bancorp, Inc.	13,566
500		First Bancorp, Inc. - ME	9,165
1,546		First Busey Corp.	21,984
1,400	[2]	First Cash Financial Services, Inc.	26,698
4,425		First Commonwealth Financial Corp.	50,445
568		First Community Bancshares, Inc.	20,351
2,541		First Financial Bancorp	28,713
1,344		First Financial Bankshares, Inc.	61,676
788		First Financial Corp.	29,440
772		First Financial Holdings, Inc.	15,425
1,600		First Financial Northwest	15,840
2,800		First Industrial Realty Trust	69,412
4,700	[2]	First Marblehead Corp.	11,797
1,115		First Merchants Corp.	23,415
800	[2]	First Mercury Financial Corp.	12,800
2,900		First Midwest Bancorp, Inc.	59,537
6,843		First Niagara Financial Group, Inc.	95,734
1,000		First Place Financial Corp.	10,870
1,500		First Potomac Realty Trust	23,820
450		First South Bancorp, Inc.	8,550
838	[2,3]	FirstFed Financial Corp.	6,704
5,200		FirstMerit Corp.	102,336
2,850	[2,3]	Flagstar Bancorp, Inc.	12,654
1,800		Flagstone Reinsurance Holdings Ltd.	22,338
1,325		Flushing Financial Corp.	23,360
2,200	[2]	Forestar Real Estate Group, Inc.	39,776
300	[2]	Fox Chase Bancorp	3,537
3,600		Franklin Street Properties Corp.	44,172
8,500	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	14,705
3,116		Frontier Financial Corp.	35,990
522		GAMCO Investors, Inc., Class A	23,344
4,100		GFI Group, Inc.	41,369
1,000		Getty Realty Holding Corp.	18,710
3,396		Glacier Bancorp, Inc.	73,591
1,200		Gladstone Capital Corp.	19,812
1,600		Gladstone Investment Corp.	12,640
2,365		Glimcher Realty Trust	22,018
2,624		Gramercy Capital Corp.	17,738
600		Greene Bancshares, Inc.	8,268
1,100	[3]	Greenhill & Co., Inc.	67,573
1,900	[2]	Greenlight Capital Reinsurance Ltd.	39,140
2,200	[2]	Grubb & Ellis Co.	7,282
3,100	[2]	Guaranty Bancorp	16,430
2,566	[2]	Guaranty Financial Group, Inc.	8,493
100	[2]	Hallmark Financial Services, Inc.	967
1,606		Hancock Holding Co.	72,093
2,380		Hanmi Financial Corp.	12,614
854		Harleysville Group, Inc.	30,428
1,999		Harleysville National Corp.	28,726
1,700	[2]	Harris & Harris Group, Inc.	11,509
800		Hatteras Financial Corp.	18,360
3,200		Healthcare Realty Trust, Inc.	92,832
850		Heartland Financial USA, Inc.	17,450
1,900		Hercules Technology Growth Capital, Inc.	18,905
800		Heritage Commerce Corp.	8,360
2,400		Hersha Hospitality Trust	17,040
3,600		Highwoods Properties, Inc.	131,400
2,296		Hilb Rogal & Hamilton Co.	99,532
2,884	[2]	Hilltop Holdings, Inc.	29,734
700		Home Bancshares, Inc.	18,263
400		Home Fed Bancorp, Inc. Md	4,120
1,915		Home Properties of New York, Inc.	105,363
2,593		Horace Mann Educators Corp.	35,939
3,300		IPC Holdings Ltd.	105,930
899		Iberiabank Corp.	46,281
340		Independence Holdings Co.	4,328
1,000		Independent Bank Corp.- Massachusetts	26,160
1,000		Infinity Property & Casualty	44,560
3,500		Inland Real Estate Corp.	52,325
1,262		Integra Bank Corp.	9,806
2,500	[2]	Interactive Brokers Group, Inc., Class A	70,150
200	[2]	International Assets Holding Corp.	6,610
3,210		International Bancshares Corp.	78,966
2,800	[2]	Investors Bancorp, Inc.	42,588
3,600		Investors Real Estate Trust	37,800
1,400		Jer Investors Trust, Inc.	8,428
1,700	[2]	KBW, Inc.	44,914
255		Kansas City Life Insurance Co.	12,875
500		Kayne Anderson Energy Development Co.	11,250
1,100		Kearny Financial Corp.	14,135
1,230		Kite Realty Group Trust	15,277
5,800	[2]	Knight Capital Group, Inc., Class A	95,062
1,000		Kohlberg Capital Corp.	9,010
1,500		LTC Properties, Inc.	43,845
2,520		LaSalle Hotel Properties	57,229
3,200	[2]	Labranche & Co., Inc.	22,112
5,500	[2,3]	Ladenburg Thalmann Financial Services, Inc.	9,625
1,155		Lakeland Bancorp, Inc.	13,294
700		Lakeland Financial Corp.	14,420
1,039		LandAmerica Financial Group, Inc.	11,938
3,210		Lexington Realty Trust	46,224
400		Life Partners Holdings, Inc.	8,904
300		MASSBANK Corp.	11,946
2,300		MB Financial, Inc.	56,879
4,300	[2]	MCG Capital Corp.	20,554
9,800		MFA Mortgage Investments, Inc.	63,210
1,500		MVC Capital, Inc.	21,120
2,400	[2]	Maguire Properties, Inc.	25,896
3,000		Maiden Holdings Ltd.	20,940
1,165		MainSource Financial Group, Inc.	20,795
2,000	[2]	MarketAxess Holdings, Inc.	19,360
300	[2]	Maui Land & Pineapple Co., Inc.	8,550
3,700		Max Capital Group Ltd.	86,839
2,000		Meadowbrook Insurance Group, Inc.	12,820
1,100		Medallion Financial Corp.	10,868
4,400		Medical PPTYS Trust, Inc.	48,796
600	[2]	Meridian Interstate Bancorp, Inc.	5,970
2,710	[2]	Meruelo Maddux Properties, Inc.	5,230
1,681		Mid-American Apartment Communities, Inc.	96,607
1,200		Midwest Banc Holdings, Inc.	6,684
1,000		Mission West Properties, Inc.	9,900
1,500		Monmouth Real Estate Investment Corp.	10,815
5,700		Montpelier Re Holdings Ltd.	89,490
200		NASB Financial, Inc.	5,096
1,923		NBT Bancorp, Inc.	47,671
1,400		Nara Bancorp, Inc.	14,672
2,600		National Financial Partners Corp.	54,210
1,421		National Health Investors, Inc.	43,895
400		National Interstate Corp.	8,048
4,950		National Penn Bancshares, Inc.	66,478
4,586		National Retail Properties, Inc.	96,948
136		National Western Life Insurance Co., Class A	32,212
800	[2]	Navigators Group, Inc.	38,048
1,000	[2]	Nelnet, Inc., Class A	10,780
6,800		Newalliance Bancshares, Inc.	88,264
3,500		Newcastle Investment Corp.	21,280
1,100	[2]	Newstar Financial, Inc.	6,039
1,000	[2]	Northfield Bancorp, Inc.	11,570
3,700		Northstar Realty Finance Corp.	31,006
1,100		Northwest Bancorp, Inc.	28,545
300		Nymagic, Inc.	6,000
700		OceanFirst Financial Corp.	12,663
2,105	[2]	Ocwen Financial Corp.	12,714
1,500		Odyssey Re Holdings Corp.	58,605
4,310		Old National Bancorp	65,426
819		Old Second Bancorp, Inc.	12,465
4,400		Omega Healthcare Investors	75,988
600		One Liberty Properties, Inc.	10,200
1,591		Oriental Financial Group	27,636
600	[2]	Oritani Financial Corp.	9,960
3,500	[2]	PHH Corp.	54,215
966	[2]	PICO Holdings, Inc.	44,687
2,019	[2]	PMA Capital Corp.	20,210
5,600		PMI Group, Inc.	14,056
929		PS Business Parks, Inc.	48,865
1,541		PacWest Bancorp	28,693
2,889		Pacific Capital Bancorp	37,759
800		Pacific Continental Corp.	9,040
765		Park National Corp.	47,912
940		Parkway Properties, Inc.	33,173
1,300		Patriot Capital Funding, Inc.	9,165
500		Peapack-Gladstone Financial Corp.	13,500
1,206		Pennantpark Investment Corp.	8,370
400	[2]	Pennsylvania Commerce Bancorp, Inc.	9,816
2,296		Pennsylvania Real Estate Investment Trust	42,292
1,200	[2]	Penson Worldwide, Inc.	22,104
645		Peoples Bancorp, Inc.	11,739
7,400		Phoenix Cos., Inc.	72,002
1,400	[2]	Pinnacle Financial Partners, Inc.	35,294
1,144	[2]	Piper Jaffray Cos., Inc.	40,612
3,000		Platinum Underwriters Holdings Ltd.	108,300
1,000	[2,3]	Portfolio Recovery Associates, Inc.	39,870
2,800		Post Properties, Inc.	89,012
2,507		Potlatch Corp.	116,751
1,500		PremierWest Bancorp	10,785
1,253		Presidential Life Corp.	20,098
1,800	[2]	Primus Guaranty Ltd.	6,912
1,200		PrivateBancorp, Inc.	35,460
1,980	[2]	ProAssurance Corp.	96,901
800		ProCentury Corp.	13,160
1,500		Prospect Energy Corp.	19,800
2,500		Prosperity Bancshares, Inc.	80,250
2,067		Provident Bankshares Corp.	18,810
3,730		Provident Financial Services, Inc.	54,421
2,572		Provident New York Bancorp	31,584
400		Pzena Investment Management, Inc., Class A	3,716
4,300	[2]	Quanta Capital Holdings Ltd.	11,653
3,930		RAIT Investment Trust	26,134
1,210		RLI Corp.	66,090
5,700		Radian Group, Inc.	9,918
1,100		Ramco-Gershenson Properties	23,782
6,400		Realty Income Corp.	161,216
2,100	[3]	Redwood Trust, Inc.	45,843
1,300		Renasant Corp.	23,023
551		Republic Bancorp, Inc.	17,048
800		Resource America, Inc., Class A	9,360
1,300		Resource Capital Corp.	8,697
1,300	[2]	Riskmetrics Group, Inc.	23,426
600		Rockville Financial, Inc.	8,442
400		Roma Financial Corp.	6,192
1,571		S & T Bancorp, Inc.	52,691
950		S.Y. Bancorp, Inc.	24,510
621		SCBT Financial Corp.	21,580
1,800	[2]	SVB Financial Group	103,662
1,563		SWS Group, Inc.	29,572
1,000		Safety Insurance Group, Inc.	42,470
1,000		Sanders Morris Harris Group, Inc.	7,750
1,019		Sandy Spring Bancorp, Inc.	16,926
213		Santander BanCorp	2,339
629		Saul Centers, Inc.	30,488
1,200	[2]	Seabright Insurance Holdings, Inc.	13,800
920		Seacoast Banking Corp. of Florida	7,792
3,392		Selective Insurance Group, Inc.	73,267
7,043		Senior Housing Properties Trust	148,255
600		Shore Bancshares, Inc.	13,338
400		Sierra Bancorp	7,548
2,000	[2]	Signature Bank	58,860
800		Simmons 1st National Corp., Class A	23,800
700		Smithtown Bancorp, Inc.	13,258
4,600		South Financial Group, Inc.	27,738
730		Southside Bancshares, Inc.	14,476
900		Southwest Bancorp, Inc.	12,546
1,355		Sovran Self Storage, Inc.	56,653
847		State Auto Financial Corp.	24,487
800		State Bancorp, Inc.	10,152
1,400		StellarOne Corporation	23,646
1,185		Sterling Bancorp	16,637
4,611		Sterling Bancshares, Inc.	44,819
3,161		Sterling Financial Corp. WA	23,644
1,077		Stewart Information Services Corp.	18,804
1,499	[2]	Stifel Financial Corp.	63,123
4,450		Strategic Hotels & Resorts, Inc.	35,110
300	[2]	Stratus Properties, Inc.	8,100
600		Suffolk Bancorp	19,230
886	[2]	Sun Bancorp, Inc.	9,657
1,066		Sun Communities, Inc.	18,101
3,500		Sunstone Hotel Investors, Inc.	45,290
5,364		Susquehanna Bankshares, Inc.	76,812
1,890		Tanger Factory Outlet Centers, Inc.	70,573
708	[2]	Tejon Ranch Co.	21,488
1,500	[2]	Texas Capital Bancshares, Inc.	24,225
1,300		Thomas Properties Group, Inc.	10,751
1,200	[2]	Thomas Weisel Partners Group, Inc.	6,756
424		Tompkins Financial Corporation	18,109
1,300		Tower Group, Inc.	29,614
1,300		TowneBank	22,919
2,100	[2]	Tradestation Group, Inc.	22,638
800		TriCo Bancshares	12,064
4,631		Trustco Bank Corp.	40,429
3,200		Trustmark Corp.	57,792
3,250		U-Store-It Trust	37,862
800		U.S. Global Investors, Inc., Class A	11,992
6,500		UCBH Holdings, Inc.	29,315
1,900		UMB Financial Corp.	104,633
3,772		Umpqua Holdings Corp.	51,224
850		Union Bankshares Corp.	18,564
1,300	[2]	United America Indemnity Ltd., Class A	16,939
2,400		United Bankshares, Inc.	60,456
2,529	[3]	United Community Banks, Inc.	26,934
1,592		United Community Financial Corp.	8,676
1,300		United Financial Bancorp, Inc.	15,587
1,400		United Fire & Casualty Co.	38,038
400		United Security Bancshares	6,088
700		Universal Health Realty Trust, Inc.	24,479
800		Univest Corp.	21,200
1,300		Urstadt Biddle Properties, Class A	21,515
4,000		Validus Holdings Ltd.	91,240
600		ViewPoint Financial Group	9,708
7,200		W Holding Co., Inc.	5,760
400		WSFS Financial Corp.	21,780
3,102		Washington Real Estate Investment Trust	106,275
800		Washington Trust Bancorp	19,104
400	[2]	Wauwatosa Holdings, Inc.	4,396
1,735		Wesbanco, Inc.	39,541
1,300		West Bancorp., Inc.	15,314
1,000		West Coast Bancorp	11,010
1,800		WestAmerica Bancorp.	93,600
1,000	[2,3]	Western Alliance Bancorp	10,040
2,228		Westfield Financial, Inc.	21,946
300		Westwood Holdings Group, Inc.	13,944
1,100		Wilshire Bancorp, Inc.	13,552
2,800		Winthrop Realty Trust	11,284
1,499		Wintrust Financial Corp.	30,954
900		Wonder Auto Technology, Inc.	13,851
1,000	[2]	World Acceptance Corp.	32,760
2,368		Zenith National Insurance Corp.	81,483
1,600	[2]	eHealth, Inc.	23,232
2,700		optionsXpress Holdings, Inc.	66,987
		TOTAL	13,049,778
		Health Care--13.1%
1,040	[2]	AMAG Pharmaceutical, Inc.	42,640
2,093	[2]	AMN Healthcare Services, Inc.	39,558
1,400	[2]	Abaxis, Inc.	27,846
2,000	[2]	Abiomed, Inc.	35,460
1,900	[2]	Acadia Pharmaceuticals, Inc.	5,662
1,900	[2]	Accelrys, Inc.	10,621
2,400	[2]	Accuray, Inc.	20,496
2,100	[2]	Acorda Therapeutics, Inc.	68,901
400	[2]	Acura Pharmaceuticals, Inc.	2,992
3,100	[2]	Adolor Corp.	12,431
700	[2]	Affymax, Inc.	13,839
4,500	[2]	Affymetrix, Inc.	35,460
700	[2]	Air Methods Corp.	20,069
3,400	[2]	Akorn, Inc.	17,442
1,494	[2]	Albany Molecular Research, Inc.	22,858
2,403	[2]	Alexion Pharmaceuticals, Inc.	225,281
1,200	[2]	Alexza Pharmaceuticals, Inc.	7,056
3,900	[2]	Align Technology, Inc.	39,039
6,000	[2]	Alkermes, Inc.	94,500
1,500	[2]	Alliance Imaging, Inc.	14,220
3,200	[2]	Allos Therapeutics, Inc.	30,752
3,721	[2]	Allscripts Healthcare Solutions, Inc.	44,838
400	[2]	Almost Family, Inc.	13,140
2,200	[2]	Alnylam Pharmaceuticals, Inc.	76,516
2,645	[2]	Alpharma, Inc., Class A	60,068
1,400	[2]	Alphatec Holdings, Inc.	6,692
1,666	[2]	Amedisys, Inc.	106,824
4,600	[2]	American Medical Systems Holdings, Inc.	75,762
3,500	[2]	Amerigroup Corp.	88,900
300	[2]	Amicus Therapeutics, Inc.	4,650
2,000	[2]	Amsurg Corp.	53,600
895		Analogic Corp.	65,496
1,600	[2]	AngioDynamics, Inc.	25,408
2,800	[2]	Apria Healthcare Group, Inc.	53,788
2,300	[2]	ArQule, Inc.	8,717
600	[2]	Ardea Biosciences, Inc.	7,806
4,700	[2]	Arena Pharmaceuticals, Inc.	31,866
4,402	[2]	Ariad Pharmaceuticals, Inc.	14,395
2,900	[2]	Array BioPharma, Inc.	22,649
1,662	[2,3]	Arthrocare Corp.	35,135
3,400	[2]	Assisted Living Concepts, Inc., Class A	19,516
1,300	[2]	Athenahealth, Inc.	39,260
100		Atrion Corp.	11,042
2,600	[2]	Auxilium Pharmaceutical, Inc.	96,460
1,000	[2]	Avant Immunotherapeutics, Inc.	16,240
1,500	[2]	BMP Sunstone Corp.	8,295
1,200	[2]	Bio Rad Laboratories, Inc., Class A	106,920
700	[2]	Bio-Reference Laboratories, Inc.	18,102
700	[2]	BioMimetic Therapeutics, Inc.	9,380
600	[2]	Biodel, Inc.	10,098
1,200	[2]	Bioform Medical, Inc.	6,072
3,352	[2]	Bruker BioSciences Corp.	46,325
1,802	[2]	CONMED Corp.	54,763
3,857	[2]	CV Therapeutics, Inc.	36,140
1,200	[2]	Cadence Pharmaceuticals, Inc.	12,348
3,500	[2]	Caliper Technologies Corp.	13,895
1,765	[2]	Cambrex Corp.	13,432
600	[2]	Cantel Medical Corp.	5,598
1,300	[2]	Capital Senior Living Corp.	9,022
600	[2]	Caraco Pharmaceutical Laboratories, Ltd.	8,370
1,100	[2]	Cardiac Science Corp.	9,790
300	[2]	CardioNet, Inc.	8,268
5,000	[2]	Celera Corporation	68,250
5,290	[2]	Cell Genesys, Inc.	16,769
2,700	[2]	Centene Corp.	60,237
3,600	[2]	Cepheid, Inc.	61,632
1,526		Chemed Corp.	65,313
800	[2]	Chindex International, Inc.	12,408
600		Clinical Data, Inc.	10,260
3,300	[2]	Columbia Laboratories, Inc.	13,464
600		Computer Programs & Systems, Inc.	14,868
1,800	[2]	Conceptus, Inc.	30,726
471	[2]	Corvel Corp.	15,425
900	[2]	Cougar Biotechnology, Inc.	30,285
1,900	[2]	Cross Country Healthcare, Inc.	30,305
1,900	[2]	Cryolife, Inc.	25,821
3,638	[2]	Cubist Pharmaceuticals, Inc.	82,437
1,498	[2]	Cyberonics, Inc.	41,375
500	[2]	Cynosure, Inc., Class A	12,360
2,400	[2]	Cypress Biosciences, Inc.	20,880
1,800	[2]	Cytokinetics, Inc.	9,504
1,400	[2]	Cytori Therapeutics, Inc.	9,912
859		Datascope Corp.	40,098
5,900	[2,3]	Dendreon Corp.	34,928
3,400	[2]	DepoMed, Inc.	13,260
1,600	[2]	Dexcom, Inc.	10,752
1,201	[2]	Dionex Corp.	83,494
5,900	[2]	Discovery Laboratories, Inc.	10,502
4,700	[2]	Durect Corp.	20,868
3,300	[2]	Dyax Corp.	14,223
3,394	[2]	Eclipsys Corp.	74,838
600	[2]	Emergency Medical Services Corp., Class A	16,212
1,000	[2]	Emergent Biosolutions, Inc.	13,470
1,200	[2]	Emeritus Corp.	20,220
600		Ensign Group, Inc.	7,200
1,908	[2]	Enzo Biochem, Inc.	27,113
2,800	[2]	Enzon, Inc.	22,904
4,368	[2]	Ev3, Inc.	42,151
500	[2]	Exactech, Inc.	14,370
6,655	[2]	Exelixis, Inc.	46,585
2,200	[2]	Five Star Quality Care, Inc.	9,658
61,000	[2]	Five Star Quality Care, Inc., Rights	0
1,000	[2]	GTX, Inc.	18,640
800	[2]	Genomic Health, Inc.	17,232
600	[2]	Genoptix, Inc.	17,490
1,700	[2]	Gentiva Health Services, Inc.	43,418
4,940	[2]	Geron Corp.	22,032
1,400	[2]	Greatbatch Technologies, Inc.	28,644
1,600	[2]	HMS Holdings Corp.	39,808
1,664	[2]	Haemonetics Corp.	96,612
3,900	[2]	Halozyme Therapeutics, Inc.	31,239
1,500	[2]	Hanger Orthopedic Group, Inc.	25,575
1,100	[2,3]	Hansen Medical, Inc.	16,775
2,100	[2]	HealthExtras, Inc.	63,021
5,400	[2]	HealthSouth Corp.	88,668
3,100	[2]	Healthspring, Inc.	60,295
2,300	[2]	Healthways, Inc.	58,443
8,800	[2]	Human Genome Sciences, Inc.	58,344
1,200	[2]	I-Flow Corp.	12,456
600	[2]	ICU Medical, Inc.	17,058
300	[2]	IPC The Hospitalist Co., Inc.	6,465
1,200	[2]	IRIS International, Inc.	20,256
1,500	[2]	Idenix Pharmaceuticals, Inc.	12,435
1,200	[2]	Idera Pharmaceuticals, Inc.	17,748
4,352	[2]	Immucor, Inc.	131,126
3,200	[2]	Immunogen, Inc.	14,720
3,600	[2]	Immunomedics, Inc.	8,280
4,400	[2]	Incyte Genomics, Inc.	40,744
3,700	[2]	Indevus Pharmaceuticals, Inc.	6,771
2,900	[2]	Inspire Pharmaceuticals, Inc.	10,962
1,200	[2]	Insulet Corp.	16,740
1,100	[2]	Integra Lifesciences Corp.	50,226
2,048	[2]	InterMune, Inc.	35,185
2,063		Invacare Corp.	48,542
5,678	[2]	Isis Pharmaceuticals, Inc.	97,264
2,600	[2]	Javelin Pharmaceuticals, Inc.	6,344
400	[2]	Jazz Pharmaceuticals, Inc.	2,696
2,050	[2]	KV Pharmaceutical Co., Class A	42,004
800	[2]	Kendle International, Inc.	32,920
500	[2]	Kensey Nash Corp.	17,365
1,680	[2]	Kindred Healthcare, Inc.	45,310
800	[2]	LHC Group, Inc.	22,416
600		Landauer, Inc.	38,598
4,800	[2]	Lexicon Pharmaceuticals, Inc.	11,808
500	[2]	Life Sciences Research, Inc.	16,900
5,200	[2]	Ligand Pharmaceuticals, Inc., Class B	17,316
2,439	[2]	Luminex Corp.	53,658
300	[2]	MAP Pharmaceuticals, Inc.	2,952
700	[2]	MWI Veterinary Supply, Inc.	24,528
2,600	[2]	Magellan Health Services, Inc.	108,550
3,300	[2,3]	Mannkind Corp.	11,979
900	[2]	Marshall Edwards, Inc.	1,809
2,100	[2]	Martek Biosciences Corp.	78,981
2,900	[2]	Masimo Corp.	109,533
1,507	[2]	Maxygen, Inc.	7,309
800	[2]	MedAssets, Inc.	12,096
1,100	[2]	MedCath Corp.	20,537
8,000	[2]	Medarex, Inc.	79,040
800	[2]	Medical Action Industries, Inc.	7,952
3,400	[2]	Medicines Co.	75,514
3,600		Medicis Pharmaceutical Corp., Class A	66,096
1,600		Medivation, Inc.	32,000
2,176		Mentor Corp.	53,987
2,473		Meridian Bioscience, Inc.	64,323
1,654	[2]	Merit Medical Systems, Inc.	33,427
1,300	[2]	Metabolix, Inc.	16,263
900	[2]	Micrus Endovascular Corp.	13,086
2,600	[2,3]	MiddleBrook Pharmaceuticals, Inc.	5,720
1,300	[2]	Molecular Insight Pharmaceuticals, Inc.	10,972
900	[2]	Molina Healthcare, Inc.	26,856
1,400	[2]	Momenta Pharmaceuticals, Inc.	23,212
2,800	[2]	Myriad Genetics, Inc.	186,200
3,300	[2]	NPS Pharmaceuticals, Inc.	17,655
3,303	[2]	Nabi Biopharmaceuticals	17,737
700	[2]	Nanosphere, Inc.	6,923
500		National Healthcare Corp.	25,445
100		National Research Corp.	3,382
1,800	[2]	Natus Medical, Inc.	41,778
5,800	[2]	Nektar Therapeutics	28,884
900	[2]	Neogen Corp.	24,723
2,400	[2]	Neurocrine Biosciences, Inc.	11,136
1,300	[2]	Nighthawk Radiology Holdings, Inc.	10,855
3,900	[2]	Novavax, Inc.	9,828
1,601	[2]	Noven Pharmaceuticals, Inc.	19,884
2,200	[2]	NuVasive, Inc.	123,574
1,200	[2]	NxStage Medical, Inc.	4,752
3,700	[2]	OSI Pharmaceuticals, Inc.	194,731
1,200	[2]	Obagi Medical Products, Inc.	11,424
2,075	[2]	Odyssey Healthcare, Inc.	19,547
2,100	[2]	Omnicell, Inc.	34,125
900	[2]	Omrix Biopharmaceuticals, Inc.	16,740
3,470	[2]	Onyx Pharmaceuticals, Inc.	140,535
2,600	[2]	Opko Health, Inc.	4,836
1,700	[2]	Optimer Pharmaceuticals, Inc.	14,314
3,000	[2]	OraSure Technologies, Inc.	12,420
1,400	[2]	Orexigen Therapeutics, Inc.	12,250
1,100	[2]	Orthofix International NV	26,169
4,900	[2]	Orthovita, Inc.	13,132
800	[2,3]	Osiris Therapeutics, Inc.	12,672
2,526		Owens & Minor, Inc.	115,994
7,600	[2]	PDL BioPharma, Inc.	84,892
3,961	[2]	PSS World Medical, Inc.	66,386
2,200	[2]	Pain Therapeutics, Inc.	18,744
1,200	[2]	Palomar Medical Technologies, Inc.	15,348
2,200	[2]	Par Pharmaceutical Cos., Inc.	38,060
3,610	[2]	Parexel International Corp.	105,520
1,988	[2]	PharMerica Corp.	47,016
1,200	[2]	PharmaNet Development Group, Inc.	28,956
1,000	[2]	Pharmasset, Inc.	20,680
2,700	[2]	Phase Forward, Inc.	49,680
1,500	[2]	Pozen, Inc.	18,270
1,700	[2]	Progenics Pharmaceuticals, Inc.	28,050
640	[2]	Protalix Biotherapeutics, Inc.	1,683
700	[2]	Providence Service Corp.	7,630
3,500	[2]	Psychiatric Solutions, Inc.	122,570
3,200	[2]	Questcor Pharmaceuticals, Inc.	16,000
1,700	[2]	Quidel Corp.	34,442
3,500	[2]	RTI Biologics, Inc.	29,015
1,500	[2]	Radnet, Inc.	9,300
3,812	[2]	Regeneron Pharmaceuticals, Inc.	83,445
1,099	[2]	RehabCare Group, Inc.	18,199
2,200	[2]	Repligen Corp.	11,726
1,600	[2]	Res-Care, Inc.	29,376
1,600	[2]	Rexahn Pharmaceuticals, Inc.	2,256
2,356	[2]	Rigel Pharmaceuticals, Inc.	59,937
3,050	[2]	Salix Pharmaceuticals Ltd.	24,339
2,400	[2]	Sangamo BioSciences, Inc.	26,280
3,448	[2]	Savient Pharmaceuticals, Inc.	91,648
2,200	[2]	Sciele Pharma, Inc.	41,030
3,700	[2]	Seattle Genetics, Inc.	42,032
3,400	[2]	Sequenom, Inc.	72,624
1,100	[2]	Sirona Dental Systems, Inc.	27,302
1,100	[2]	Skilled Healthcare Group, Inc., Class A	16,071
900	[2]	Somanetics Corp.	19,728
1,087	[2]	SonoSight, Inc.	35,610
2,000	[2]	Spectranetics Corp.	17,900
1,600	[2,3]	Stereotaxis, Inc.	11,424
3,700		Steris Corp.	126,429
700	[2]	Sucampo Pharmaceuticals, Inc., Class A	8,400
2,700	[2]	Sun Healthcare Group, Inc.	38,583
2,876	[2]	Sunrise Senior Living, Inc.	51,567
932	[2]	SurModics, Inc.	39,228
2,200	[2]	Symmetry Medical, Inc.	36,762
900	[2]	Synovis Life Technologies, Inc.	18,576
1,200	[2]	Synta Pharmaceuticals Corp.	9,444
1,000	[2]	Synthesis Energy Systems, Inc.	9,080
1,300	[2]	Tercica, Inc.	11,492
3,400	[2]	Theravance, Inc.	54,332
3,430	[2]	Thoratec Laboratories Corp.	64,347
2,800	[2]	TomoTherapy, Inc.	27,300
900	[2,3]	Trans1, Inc.	8,334
2,735	[2]	TriZetto Group, Inc.	59,650
700	[2]	Triple-S Management Corp., Class B	11,109
800	[2]	U.S. Physical Therapy, Inc.	13,064
1,373	[2]	United Therapeutics Corp.	155,684
2,700	[2]	Universal American Financial Corp.	28,323
4,500	[2]	Valeant Pharmaceuticals International	77,040
1,860	[2]	Varian, Inc.	91,884
4,400	[2]	ViroPharma, Inc.	54,164
300	[2]	Virtual Radiologic Corp.	2,778
1,300	[2]	Vision-Sciences, Inc.	5,551
1,000	[2]	Vital Images, Inc.	15,200
501		Vital Signs, Inc.	36,648
3,500	[2]	Vivus, Inc.	29,505
900	[2]	Vnus Medical Technologies, Inc.	18,324
2,900	[2]	Volcano Corp.	43,993
1,984		West Pharmaceutical Services, Inc.	91,105
2,300	[2]	Wright Medical Group, Inc.	72,427
8,400	[2]	XOMA Ltd.	19,320
1,600	[2]	Xenoport, Inc.	73,312
1,388	[2]	Zoll Medical Corp.	43,722
2,300	[2]	Zymogenetics, Inc.	19,780
2,825	[2]	eResearch Technology, Inc.	41,132
2,100	[2]	inVentiv Health, Inc.	50,736
		TOTAL	9,818,196
		Industrials--15.5%
1,100	[2]	3D Systems Corp.	13,376
2,567	[2]	AAR Corp.	44,127
2,804		ABM Industries, Inc.	67,100
600	[2]	AMERCO	27,636
100	[2]	AMREP Corp.	4,940
1,331	[2]	ATC Technology Corp.	33,435
700	[2]	AZZ, Inc.	32,039
850		Aaon, Inc.	16,159
3,200	[2]	Acco Brands Corp.	27,424
2,500	[2]	Accuride Corp.	6,875
1,700		Aceto Corp.	12,784
3,500		Actuant Corp.	106,610
2,477		Acuity Brands, Inc.	101,210
1,326		Administaff, Inc.	38,069
2,800	[2]	Advanced Battery Technologies, Inc.	15,792
1,100	[2]	Advisory Board Co.	42,185
700	[2]	Aerovironment, Inc.	22,841
6,694	[2]	AirTran Holdings, Inc.	19,546
3,100		Aircastle Ltd.	33,945
1,500	[2,3]	Akeena Solar, Inc.	6,780
500		Alamo Group, Inc.	10,825
2,251	[2]	Alaska Air Group, Inc.	40,248
1,856		Albany International Corp., Class A	53,267
900	[2]	Allegiant Travel Co.	22,212
1,800	[2]	Altra Holdings, Inc.	30,006
2,400	[2]	American Commercial Lines, Inc.	27,480
1,000		American Ecology, Inc.	31,510
600		American Railcar Industries, Inc.	13,200
2,300	[2]	American Reprographics Co.	36,823
600		American Science & Engineering, Inc.	33,912
2,600	[2,3]	American Superconductor Corp.	102,674
700		American Woodmark Corp.	16,513
600		Ameron, Inc.	77,574
600		Ampco-Pittsburgh Corp.	26,088
400		Angelica Corp.	8,776
1,800		Apogee Enterprises, Inc.	31,104
2,683		Applied Industrial Technologies, Inc.	71,690
900		Applied Signal Technology, Inc.	13,176
800	[2]	Argon ST, Inc.	19,824
1,384		Arkansas Best Corp.	51,402
600	[2]	Ascent Solar Technologies Inc.	5,154
1,161	[2]	Astec Industries, Inc.	37,059
800	[2]	Atlas Air Worldwide Holdings, Inc.	38,504
500	[2]	Axsys Technologies, Inc.	36,720
900		Badger Meter, Inc.	50,697
500	[2]	Baker Michael Corp.	14,730
2,876		Baldor Electric Co.	97,928
2,956		Barnes Group, Inc.	66,776
6,300	[2,3]	Beacon Power Corp.	8,127
2,800	[2]	Beacon Roofing Supply, Inc.	37,464
2,772		Belden, Inc.	102,342
2,400	[2]	Blount International, Inc.	27,192
1,655		Bowne & Co., Inc.	21,399
3,174		Brady (W.H.) Co.	116,391
3,000		Briggs & Stratton Corp.	40,620
900	[2]	Builders Firstsource, Inc.	3,933
400	[2]	CAI International, Inc.	7,304
2,859	[2]	CBIZ, Inc.	23,415
851		CDI Corp.	17,514
1,000		CIRCOR International, Inc.	59,560
3,218		CLARCOR, Inc.	123,957
900	[2]	COMSYS IT Partners, Inc.	9,225
700	[2]	CRA International, Inc.	26,341
9,500	[2]	Capstone Turbine Corp.	29,070
600		Cascade Corp.	26,328
1,409	[2]	Casella Waste Systems, Inc.	18,204
1,400	[2]	Celadon Group, Inc.	18,522
3,200	[2]	Cenveo, Inc.	29,568
1,700	[2]	Ceradyne, Inc.	78,795
1,800	[2]	Chart Industries, Inc.	95,256
1,300	[2]	China Architectural Engineering, Inc.	10,751
2,200	[2]	China BAK Battery, Inc.	10,714
600	[2]	China Direct, Inc.	4,542
800	[2,3]	China Fire & Security Group, Inc.	7,992
1,600	[2,3]	China Security & Surveillance Technology, Inc.	22,560
1,200	[2]	Clean Harbors, Inc.	93,648
1,245	[2]	CoStar Group, Inc.	62,113
500	[2]	Coleman Cable, Inc.	6,095
1,400	[2]	Colfax Corp.	38,206
1,200	[2]	Columbus McKinnon Corp.	30,852
2,500		Comfort Systems USA, Inc.	33,150
1,250	[2]	Commercial Vehicle Group, Inc.	12,088
700	[2]	Consolidated Graphics, Inc.	23,450
600	[2]	Cornell Corrections, Inc.	15,630
650		Courier Corp.	11,037
900		Cubic Corp.	24,048
2,764		Curtiss Wright Corp.	145,497
300	[2]	DXP Enterprises, Inc.	14,352
3,300		Deluxe Corp.	47,190
1,400	[2]	Dollar Thrifty Automotive Group	4,396
700		Ducommun, Inc.	19,187
500	[2]	Duff & Phelps Corp.	8,595
2,500	[2]	Dycom Industries, Inc.	39,675
600	[2]	Dynamex, Inc.	16,842
800		Dynamic Materials Corp.	26,344
1,500	[2]	Dyncorp International, Inc., Class A	23,610
1,666	[2]	ESCO Technologies, Inc.	68,556
3,000		Eagle Bulk Shipping, Inc.	87,120
4,312	[2]	Emcor Group, Inc.	129,877
1,300	[2]	EnPro Industries, Inc.	46,813
1,250		Encore Wire Corp.	22,788
2,200	[2,3]	Ener1, Inc.	15,488
700	[2]	EnerNOC, Inc.	11,298
1,800	[2]	EnerSys, Inc.	58,104
2,775	[2]	Energy Conversion Devices, Inc.	194,056
2,100		Energysolutions, Inc.	43,071
1,500		Ennis Business Forms, Inc.	23,175
1,851	[2]	Esterline Technologies Corp.	90,292
8,100	[2]	Evergreen Solar, Inc.	75,654
900	[2]	Exponent, Inc.	27,486
3,013		Federal Signal Corp.	43,297
700	[2]	First Advantage Corp., Class A	10,612
900	[2]	Flanders Corp.	5,661
2,200	[2]	Flow International Corp.	14,652
4,300	[2,3]	Force Protection, Inc.	14,878
1,851		Forward Air Corp.	67,728
1,440		Franklin Electronics, Inc.	59,774
700		Freightcar America, Inc.	26,663
1,100	[2,3]	Fuel Tech, Inc.	20,383
4,340	[2]	Fuelcell Energy, Inc.	35,892
2,200	[2]	Furmanite Corp.	20,152
1,000	[2]	Fushi Copperweld, Inc.	15,650
1,255		G & K Services, Inc., Class A	42,720
600	[2]	Gehl Co.	9,018
3,590	[2]	GenCorp, Inc.	30,084
1,400		Genco Shipping & Trading Ltd.	95,452
1,825	[2]	Genesee & Wyoming, Inc., Class A	73,858
3,300	[2]	Geo Group, Inc.	79,332
1,000	[2]	GeoEye, Inc.	21,650
1,818		Gibraltar Industries, Inc.	28,743
893		Gorman Rupp Co.	39,774
6,518	[2]	GrafTech International Ltd.	152,847
300		Graham Corp.	26,700
2,066		Granite Construction, Inc.	65,348
2,400	[2]	Great Lakes Dredge & Dock Corp.	15,600
1,000		Greenbrier Cos., Inc.	20,930
1,829	[2]	Griffon Corp.	18,381
1,000	[2]	H&E Equipment Services, Inc.	12,730
2,900	[3]	HNI Corp.	62,785
300	[2]	Harbin Electric, Inc.	4,506
2,700	[2]	Hawaiian Holdings, Inc.	23,814
2,675		Healthcare Services Group, Inc.	44,432
3,500		Heartland Express, Inc.	59,640
1,458		Heico Corp.	50,768
1,122		Heidrick & Struggles International, Inc.	31,820
900	[2]	Herley Industries, Inc.	14,274
6,069	[2]	Hexcel Corp.	115,190
1,400	[2]	Hill International, Inc.	23,730
1,900		Horizon Lines, Inc., Class A	22,420
1,200		Houston Wire & Cable Co.	23,616
2,300	[2]	Hub Group, Inc.	89,378
1,500	[2]	Hudson Highland Group, Inc.	13,365
300	[2]	Hurco Co., Inc.	8,754
1,200	[2]	Huron Consulting Group, Inc.	62,592
500	[2]	ICF International, Inc.	9,470
500	[2]	ICT Group, Inc.	4,010
1,548	[2]	II-VI, Inc.	59,536
5,100		Ikon Office Solutions, Inc.	72,930
2,100	[2]	Innerworkings, Inc.	24,486
1,792	[2]	Insituform Technologies, Inc., Class A	30,984
1,100		Insteel Industries, Inc.	19,437
600	[2]	Integrated Electrical Services, Inc.	11,742
3,405		Interface, Inc.	40,349
2,100	[2]	Interline Brands, Inc.	33,159
400	[2]	International Shipholding Corp.	9,468
10,900	[2]	Jet Blue Airways Corp.	57,443
100	[2]	K-Tron International, Inc.	13,879
1,900	[2]	KForce Com, Inc.	18,772
828	[2]	Kadant, Inc.	17,711
1,641		Kaman Corp., Class A	41,156
1,768		Kaydon Corp.	83,839
1,720		Kelly Services, Inc., Class A	31,665
400	[2]	Key Technology, Inc.	12,820
2,196		Kimball International, Inc., Class B	23,519
3,572		Knight Transportation, Inc.	67,582
3,000		Knoll, Inc.	46,320
2,808	[2]	Korn/Ferry International	49,140
700	[2]	L.B. Foster Co.	26,929
1,600	[2]	LECG Corp.	13,264
600	[2]	LMI Aerospace, Inc.	11,082
1,075		LSI Industries, Inc.	9,922
700	[2]	La Barge, Inc.	10,346
900	[2]	Ladish Co., Inc.	17,820
378		Lawson Products, Inc.	11,083
1,200	[2]	Layne Christensen Co.	54,804
772		Lindsay Manufacturing Co.	71,232
1,100	[2]	Lydall, Inc.	17,116
800	[2]	M & F Worldwide Corp.	30,360
2,687	[2]	MOOG, Inc., Class A	119,437
5,858	[2]	MPS Group, Inc.	67,484
900	[2]	Marten Transport Ltd.	18,738
2,500	[2]	Mastec, Inc.	35,875
1,412		McGrath Rentcorp.	40,637
1,499	[2]	Medis Technologies Ltd.	5,097
1,100		Met-Pro Corp.	16,830
1,600	[2]	Metalico, Inc.	24,640
4,100	[2]	Microvision, Inc.	10,291
1,100	[2,3]	Middleby Corp.	51,480
3,500		Miller Herman, Inc.	91,490
1,976		Mine Safety Appliances Co.	65,287
2,152	[2]	Mobile Mini, Inc.	42,997
2,381		Mueller Industries, Inc.	61,120
7,420		Mueller Water Products, Inc.	67,522
550		Multi-Color Corp.	11,110
314		NACCO Industries, Inc., Class A	31,714
1,227	[2]	NCI Building System, Inc.	45,963
1,100		NN, Inc.	14,652
3,139	[2]	Navigant Consulting, Inc.	58,009
2,086		Nordson Corp.	147,397
3,000	[2]	Odyssey Marine Exploration, Inc.	13,080
1,775	[2]	Old Dominion Freight Lines, Inc.	65,143
200	[2]	Omega Flex, Inc.	3,742
2,100	[2]	On Assignment, Inc.	17,913
3,662	[2]	Orbital Sciences Corp.	91,587
400	[2]	Orion Energy Systems, Inc.	2,180
1,400	[2]	Orion Marine Group, Inc.	19,390
1,871		Otter Tail Corp.	84,831
1,100	[2]	PRG-Schultz International, Inc.	11,143
2,200		Pacer International, Inc.	52,228
500	[2]	Park-Ohio Holdings Corp.	8,715
100	[2]	Patriot Transportation Holding, Inc.	8,140
400	[2]	Peerless Mfg. Co.	22,056
1,300	[2]	PeopleSupport, Inc.	12,064
1,800	[2]	Perini Corp.	49,248
1,100	[2]	Pike Electric Corp.	19,580
5,600	[2]	Plug Power, Inc.	13,440
900	[2]	Polypore International, Inc.	23,535
500	[2]	Powell Industries, Inc.	26,250
4,700	[2]	Power-One, Inc.	10,105
1,200	[2]	PowerSecure International, Inc.	8,892
100		Preformed Line Products Co.	5,109
200	[2]	Protection One, Inc.	1,480
2,355		Quanex Building Products Corp.	36,267
1,400	[2]	RBC Bearings, Inc.	46,578
3,100	[2]	RSC Holdings, Inc.	29,543
1,000		Raven Industries, Inc.	38,050
1,998		Regal Beloit Corp.	83,417
2,000	[2]	Republic Airways Holdings, Inc.	19,220
2,900	[2]	Resources Connection, Inc.	67,106
1,794		Robbins & Myers, Inc.	91,081
2,635		Rollins, Inc.	45,006
2,150	[2]	Rush Enterprises, Inc.	24,274
801	[2]	Saia, Inc.	14,018
900		Schawk, Inc.	11,637
1,260	[2]	School Specialty, Inc.	41,971
23		Seaboard Corp.	41,400
2,308		Simpson Manufacturing Co., Inc.	55,415
3,700		SkyWest, Inc.	56,314
1,304		Smith (A.O.) Corp.	51,769
3,465	[2]	Spherion Corp.	16,944
500	[2]	Standard Parking Corp.	10,780
1,030		Standard Register	9,095
877		Standex International Corp.	19,198
500	[2]	Stanley, Inc.	15,615
800	[2]	Sterling Construction Co., Inc.	16,504
650		Sun Hydraulics Corp.	26,780
1,300	[2]	Superior Essex, Inc.	58,526
2,100	[2]	Sykes Enterprises, Inc.	37,086
900		TAL International Group, Inc.	22,770
700	[2]	TBS International Ltd., Class A	25,578
1,500	[2]	Taleo Corp., Class A	28,110
4,000	[2]	Taser International, Inc.	20,160
1,200	[2]	Team, Inc.	43,812
1,026	[2]	Tecumseh Products Co., Class A	33,602
2,252	[2]	Teledyne Technologies, Inc.	141,651
1,022		Tennant Co.	26,889
3,687	[2]	Tetra Tech, Inc.	105,928
600		Textainer Group Holdings Ltd.	11,232
900	[2]	Thermadyne Holdings Corp.	15,471
1,700		Titan International, Inc.	78,557
400	[2]	Titan Machinery, Inc.	10,968
2,100	[2]	TransDigm Group, Inc.	77,301
1,521		Tredegar Industries, Inc.	24,914
929	[2]	Trex Co., Inc.	15,644
700	[2]	TriMas Corp.	4,781
1,110		Triumph Group, Inc.	58,786
2,770	[2]	TrueBlue, Inc.	41,827
1,200	[2]	TurboChef Technologies, Inc.	6,300
500		Twin Disc, Inc.	10,055
7,800	[2]	UAL Corp.	64,818
5,400	[2]	US Airways Group, Inc.	27,324
900	[2]	Ultralife Batteries, Inc.	9,603
1,500	[2]	Ultrapetrol Bahamas Ltd.	16,710
100	[2]	United Capital Corp.	2,325
1,493	[2]	United Stationers, Inc.	57,227
1,038		Universal Forest Products, Inc.	28,026
400	[2]	Universal Truckload Services, Inc.	9,968
300		VSE Corporation	11,766
3,000	[2,3]	Valence Technology, Inc.	11,760
1,300		Viad Corp.	39,624
1,166		Vicor Corp.	12,709
761	[2]	Volt Information Science, Inc.	10,555
1,972		Wabash National Corp.	18,340
3,035		Wabtec Corp.	168,443
4,179	[2]	Waste Connections, Inc.	152,074
1,166	[2]	Waste Services, Inc.	11,042
1,448		Watsco, Inc.	72,212
2,640		Watson Wyatt & Co. Holdings	152,962
1,747		Watts Industries, Inc., Class A	51,606
2,500		Werner Enterprises, Inc.	59,525
3,688		Woodward Governor Co.	165,960
900	[2]	Xerium Technologies, Inc.	4,167
3,700	[2]	YRC Worldwide, Inc.	62,530
		TOTAL	11,665,409
		Information Technology--15.8%
25,700	[2]	3Com Corp.	48,316
1,700	[2]	3Par, Inc.	13,889
2,141	[2]	ACI Worldwide, Inc.	41,878
2,070	[2]	ATMI, Inc.	46,637
1,600	[2]	Acme Packet, Inc.	7,776
1,551	[2]	Actel Corp.	21,326
3,700	[2]	Actuate Software Corp.	16,798
3,800		Acxiom Corp.	48,792
7,400	[2]	Adaptec, Inc.	27,010
3,400		Adtran, Inc.	76,024
3,100	[2]	Advanced Analogic Technologies, Inc.	12,803
2,169	[2]	Advanced Energy Industries, Inc.	29,976
1,100	[2]	Advent Software, Inc.	47,894
1,479		Agilysys, Inc.	17,748
1,400	[2]	Airvana, Inc.	8,400
1,600		American Software, Inc., Class A	8,768
6,800	[2]	Amkor Technology, Inc.	59,568
4,000	[2]	Anadigics, Inc.	23,880
880	[2]	Anaren Microwave, Inc.	8,369
1,930	[2]	Anixter International, Inc.	131,298
900	[2]	Ansoft Corp.	32,139
4,125	[2]	Applied Micro Circuits Corp.	32,010
200	[2]	ArcSight, Inc.	2,262
5,479	[2]	Ariba, Inc.	89,910
7,926	[2]	Arris Group, Inc.	75,852
8,100	[2]	Art Technology Group, Inc.	29,727
2,000	[2]	Asiainfo Holdings, Inc.	27,540
3,148	[2]	Asyst Technologies, Inc.	13,631
3,800	[2]	Atheros Communications	117,800
1,700	[2]	Authentec, Inc.	12,988
11,800	[2]	Avanex Corp.	7,670
2,000	[2]	Avid Technology, Inc.	44,220
2,760	[2]	Avocent Corp.	65,633
6,500	[2]	Axcelis Technologies, Inc.	32,630
800	[2]	Bankrate, Inc.	25,160
13,200	[2]	BearingPoint, Inc.	11,616
700		Bel Fuse, Inc.	19,852
4,192	[2]	Benchmark Electronics, Inc.	61,371
500	[2,3]	Bidz.com, Inc.	4,575
2,300	[2]	Bigband Networks, Inc.	9,821
1,122		Black Box Corp.	33,323
2,785		Blackbaud, Inc.	49,740
2,000	[2]	Blackboard, Inc.	79,920
2,100	[2]	Blue Coat Systems, Inc.	30,513
7,000	[2]	Bookham, Inc.	13,160
1,300	[2]	Bottomline Technologies, Inc.	15,561
3,110	[2]	Brightpoint, Inc.	21,428
4,032	[2]	Brooks Automation, Inc.	31,490
1,900	[2]	CACI International, Inc., Class A	85,424
3,100	[2]	CMG Information Services, Inc.	37,944
400	[2]	CPI International, Inc.	5,780
2,100	[2]	CSG Systems International, Inc.	37,254
2,150		CTS Corp.	27,649
1,400	[2]	Cabot Microelectronics Corp.	54,656
2,100	[2]	Callidus Software, Inc.	10,080
365		Cass Information Systems, Inc.	13,443
1,900	[2]	Cavium Networks, Inc.	30,495
1,400	[2]	Ceva, Inc.	11,382
2,532	[2]	Checkpoint Systems, Inc.	53,349
1,300	[2]	China Information Security Technology, Inc.	6,617
1,860	[2]	Chordiant Software, Inc.	9,691
3,380	[2]	Ciber, Inc.	23,897
4,300	[2]	Cirrus Logic, Inc.	24,424
2,600	[2]	Cogent, Inc.	26,364
2,600		Cognex Corp.	49,010
1,500	[2]	Coherent, Inc.	51,750
1,421		Cohu, Inc.	22,622
2,800	[2]	Commvault Systems, Inc.	42,644
1,000	[2]	Compellent Technologies, Inc.	11,340
1,575	[2]	Comtech Telecommunications Corp.	77,380
1,500	[2]	Comverge, Inc.	16,350
2,700	[2]	Concur Technologies, Inc.	111,294
1,200	[2]	Constant Contact, Inc.	21,384
1,900	[2]	Cray, Inc.	9,614
4,322	[2]	Cybersource Corp.	76,716
4	[2]	CycleLogic, Inc.	0
1,800	[2]	Cymer, Inc.	47,682
900	[2]	DG Fastchannel, Inc.	15,300
1,718	[2]	DSP Group, Inc.	12,129
1,100	[2]	DTS, Inc.	31,449
2,100		Daktronics, Inc.	37,485
2,100	[2]	Data Domain, Inc.	45,276
2,800	[2]	DealerTrack Holdings, Inc.	43,624
500	[2]	Deltek, Inc.	3,840
1,400	[2]	DemandTec, Inc.	13,986
900	[2]	Dice Holdings, Inc.	7,992
1,500	[2]	Digi International, Inc.	15,180
1,200	[2]	Digimarc Corp.	17,160
2,300	[2]	Digital River, Inc.	91,747
1,812	[2]	Diodes, Inc.	47,058
1,400	[2]	DivX, Inc.	11,508
1,200	[2]	Double-Take Software, Inc.	13,248
4,800	[2,3]	EMCORE Corp.	23,616
1,000	[2]	EMS Technologies, Inc.	20,710
2,350	[2]	EPIQ Systems, Inc.	27,448
600	[2]	Eagle Test Systems, Inc.	7,440
7,100	[2]	EarthLink Network, Inc.	63,900
100	[2]	Ebix, Inc.	10,052
1,900	[2]	Echelon Corp.	20,045
1,479		Electro Rent Corp.	20,262
1,739	[2]	Electro Scientific Industries, Inc.	27,198
3,400	[2]	Electronics for Imaging, Inc.	47,634
5,200	[2,3]	Elixir Gaming Technologies, Inc.	6,084
5,100	[2]	Emulex Corp.	57,477
6,926	[2]	Entegris, Inc.	43,842
200	[2]	Entropic Communications, Inc.	450
4,200	[2]	Entrust Technologies, Inc.	9,366
3,700	[2]	Epicor Software Corp.	25,012
3,050	[2]	Euronet Worldwide, Inc.	48,800
2,444	[2]	Exar Corp.	18,819
750	[2]	Excel Technology, Inc.	23,655
1,000	[2]	Exlservice Holding, Inc.	15,050
7,400	[2]	Extreme Networks, Inc.	21,682
2,331	[2]	FEI Co.	58,858
3,000		Fair Isaac & Co., Inc.	66,780
2,573	[2]	FalconStor Software, Inc.	17,779
1,000	[2]	Faro Technologies, Inc.	23,700
20,500	[2]	Finisar Corp.	27,470
3,200	[2]	FormFactor, Inc.	55,680
941	[2]	Forrester Research, Inc.	31,712
9,300	[2]	Foundry Networks, Inc.	162,192
1,600	[2]	GSI Commerce, Inc.	24,384
3,841	[2]	Gartner Group, Inc., Class A	93,567
1,300	[2]	Gerber Scientific, Inc.	15,431
1,500		Gevity HR, Inc.	11,175
2,500	[2]	Global Cash Access LLC	14,975
1,400	[2]	Globecomm Systems, Inc.	12,866
1,600	[2]	Greenfield Online, Inc.	22,144
700	[2]	Guidance Software, Inc.	7,616
1,500	[2]	HSW International, Inc.	5,115
2,800	[2]	Hackett Group, Inc.	17,864
6,100	[2]	Harmonic Lightwaves, Inc.	47,519
1,500	[2]	Harris Stratex Networks, Inc., Class A	11,025
1,500		Heartland Payment Systems, Inc.	34,515
4,700		Henry Jack & Associates, Inc.	101,473
1,200	[2]	Hittite Microwave Corp.	38,304
400	[2]	Hughes Communications, Inc.	17,468
1,560	[2]	Hutchinson Technology, Inc.	23,150
3,400	[2]	Hypercom Corp.	16,524
1,000	[2]	I2 Technologies, Inc.	12,910
800	[2]	ICX Technologies, Inc.	5,928
1,300	[2]	IGATE Capital Corp.	12,805
1,200	[2]	IPG Photonics Corp.	21,312
1,544	[2]	IXYS Corp.	18,899
1,900		Imation Corp.	36,214
1,800	[2]	Immersion Corp.	12,690
5,800	[2]	Infinera Corp.	65,308
1,924		InfoGroup, Inc.	9,851
2,200	[2]	InfoSpace.com, Inc.	20,768
5,500	[2]	Informatica Corp.	89,045
2,996	[2]	Insight Enterprises, Inc.	38,229
450	[2]	Integral Systems, Inc.	21,164
2,900	[2]	InterDigital, Inc.	67,309
800	[2]	Interactive Intelligence, Inc.	7,480
3,883	[2]	Intermec, Inc.	73,078
3,150	[2]	Internap Network Services Corp.	14,490
1,600	[2]	Internet Brands, Inc.	9,296
2,300	[2]	Internet Capital Group, Inc.	18,492
2,300	[2]	Intervoice, Inc.	18,814
2,925	[2]	Interwoven, Inc.	41,184
1,400	[2]	Intevac, Inc.	14,910
1,800	[2]	Isilon Systems, Inc.	8,622
2,600	[2]	Ixia	22,776
1,593	[2]	JDA Software Group, Inc.	27,193
5,300	[2]	Kemet Corp.	7,208
1,400	[2]	Kenexa Corp.	26,166
800	[2]	Keynote Systems, Inc.	11,000
4,200	[2]	Kopin Corp.	13,566
3,394	[2]	Kulicke & Soffa Industries	21,586
4,149	[2]	L-1 Identity Solutions, Inc.	55,887
3,931	[2]	LTX Corp.	8,570
79	[2]	Lantronix, Inc., Warrants	0
7,100	[2]	Lattice Semiconductor Corp.	17,182
7,900	[2]	Lawson Software, Inc.	64,069
1,200	[2]	Limelight Networks, Inc.	4,260
1,000	[2]	Liquidity Services, Inc.	10,990
1,364	[2]	Littelfuse, Inc.	43,593
1,900	[2]	LoopNet, Inc.	21,584
700	[2]	Loral Space & Communications Ltd.	11,571
5,152	[2]	MICROS Systems Corp.	163,215
2,700	[2]	MIPS Technologies, Inc.	10,260
3,100	[2]	MKS Instruments, Inc.	63,860
9,590	[2]	MRV Communications, Inc.	12,563
2,800	[2]	MSC Software Corp.	35,280
1,100		MTS Systems Corp.	46,079
5,325	[2]	Macrovision Solutions Corp.	80,940
2,600	[2]	Magma Design Automation	16,484
1,300	[2]	ManTech International Corp., Class A	72,592
1,512	[2]	Manhattan Associates, Inc.	37,104
1,500		Marchex, Inc., Class B	17,430
3,071	[2]	Mattson Technology, Inc.	13,850
1,179		Maximus, Inc.	43,753
1,300	[2]	Maxwell Technologies, Inc.	17,511
900	[2]	Measurement Specialties, Inc.	15,534
5,700	[2]	Mentor Graphics Corp.	79,116
1,600	[2]	Mercadolibre, Inc.	57,360
1,447	[2]	Mercury Computer Systems, Inc.	11,055
2,386		Methode Electronics, Inc., Class A	26,699
3,100		Micrel, Inc.	29,512
537	[2]	MicroStrategy, Inc., Class A	32,456
4,908	[2]	Microsemi Corp.	127,412
3,300	[2]	Microtune, Inc.	10,725
1,389	[2]	Midway Games, Inc.	5,209
1,700	[2]	Monolithic Power Systems	36,975
1,100	[2]	Monotype Imaging Holdings, Inc.	14,256
8,100	[2]	Move, Inc.	18,873
500	[2]	Multi-Fineline Electronix, Inc.	13,340
500	[2]	NCI, Inc.	11,935
2,300	[2]	NIC, Inc.	16,790
300	[2]	NVE Corp.	8,580
2,600	[2]	Ness Technologies, Inc.	32,162
2,800	[2]	Net 1 UEPS Technologies, Inc.	66,024
1,100	[2,3]	NetLogic Microsystems, Inc.	35,211
1,800	[2]	NetScout Systems, Inc.	24,516
400	[2]	NetSuite, Inc.	6,904
2,400	[2]	Netezza Corp.	31,200
2,100	[2]	Netgear, Inc.	31,815
1,000	[2]	Neutral Tandem, Inc.	17,280
2,400	[2]	Newport Corp.	25,176
3,300	[2]	Nextwave Wireless, Inc.	10,692
2,000	[2]	Novatel Wireless, Inc.	18,700
1,000	[2]	OPNET Technologies, Inc.	10,230
900	[2]	OSI Systems, Inc.	18,963
3,884	[2]	Omniture, Inc.	67,387
3,000	[2]	Omnivision Technologies, Inc.	32,850
1,800	[2]	Online Resources Corp.	12,312
1,000	[2]	OpNext, Inc.	5,540
4,400	[2]	OpenTV Corp.	7,788
1,285	[2]	Oplink Communications, Inc.	13,968
900	[2]	Optium Corp.	7,398
1,700	[2]	Orbcomm, Inc.	11,305
400	[2]	PC Connections, Inc.	2,868
1,400	[2]	PC-Tel, Inc.	14,602
1,700	[2]	PLX Technology, Inc.	9,350
13,700	[2]	PMC-Sierra, Inc.	99,188
900	[2]	PROS Holdings, Inc.	9,414
6,978	[2]	Palm, Inc.	45,915
7,220	[2]	Parametric Technology Corp.	139,851
1,292		Park Electrochemical Corp.	32,739
1,500	[2]	Parkervision, Inc.	16,410
700		Pegasystems, Inc.	10,381
1,900	[2]	Perficient, Inc.	19,133
1,584	[2]	Pericom Semiconductor Corp.	22,588
5,400	[2]	Perot Systems Corp.	90,288
1,800	[2]	Phoenix Technology Ltd.	21,726
1,200	[2]	Photon Dynamics, Inc.	17,880
2,524	[2]	Photronics, Inc.	10,727
3,100		Plantronics, Inc.	75,485
2,558	[2]	Plexus Corp.	72,903
5,400	[2]	Polycom, Inc.	127,440
1,900	[2]	Power Integrations, Inc.	51,908
8,300	[2]	Powerwave Technologies, Inc.	34,030
2,000	[2]	Presstek, Inc.	10,700
2,614	[2]	Progress Software Corp.	76,930
700		QAD, Inc.	4,900
1,100		Quality Systems, Inc.	36,135
11,800	[2]	Quantum Corp. - DLT & Storage Systems	19,352
4,500	[2]	Quest Software, Inc.	67,995
16,582	[2]	RF Micro Devices, Inc.	54,223
1,900	[2]	Rackable Systems, Inc.	24,035
1,449	[2]	RadiSys Corp.	16,779
1,600	[2]	Radiant Systems, Inc.	18,256
5,800	[2]	RealNetworks, Inc.	39,846
579		Renaissance Learning, Inc.	7,365
1,700	[2]	RightNow Technologies, Inc.	27,353
600	[2]	Rimage Corp.	9,102
3,400	[2]	Riverbed Technology, Inc.	53,958
1,900	[2]	Rofin-Sinar Technologies, Inc.	64,334
1,216	[2]	Rogers Corp.	50,233
900	[2]	Rubicon Technology, Inc.	11,700
1,858	[2]	Rudolph Technologies, Inc.	16,220
3,100	[2]	S1 Corp.	25,172
2,440	[2]	SAVVIS, Inc.	39,357
800	[2]	SI International, Inc.	14,624
1,116	[2]	SPSS, Inc.	36,884
2,700	[2]	SRA International, Inc.	59,265
1,900	[2]	STEC, Inc.	19,000
6,900	[2]	Safeguard Scientifics, Inc.	9,315
34,400	[2]	Sanmina-SCI Corp.	60,888
5,700	[2]	Sapient Corp.	36,822
1,700	[2]	ScanSource, Inc.	52,173
1,800	[2]	SeaChange International, Inc.	13,356
3,352	[2]	Secure Computing Corp.	13,173
1,443	[2]	Semitool, Inc.	12,944
3,800	[2]	Semtech Corp.	55,366
3,000	[2]	Shoretel, Inc.	15,480
3,800	[2]	SiRF Technology Holdings, Inc.	12,920
1,700	[2,3]	Sigma Designs, Inc.	29,818
4,606	[2]	Silicon Image, Inc.	32,288
5,500	[2]	Silicon Storage Technology	17,545
10,300	[2]	Skyworks Solutions, Inc.	97,438
2,800	[2]	Smart Modular Technologies (WWH), Inc.	10,948
1,800	[2]	Smith Micro Software, Inc.	12,960
3,200	[2]	Solera Holdings, Inc.	92,768
1,400	[2]	Sonic Solutions	7,210
3,664	[2]	Sonicwall, Inc.	21,398
13,200	[2]	Sonus Networks, Inc.	47,916
1,400	[2]	Sourcefire, Inc.	11,060
8,600	[2]	Spansion, Inc.	19,694
1,422	[2]	Standard Microsystems Corp.	37,711
1,800	[2]	Starent Networks Corp.	23,580
200	[2]	StorageNetworks, Inc.	0
1,300	[2]	Stratasys, Inc.	20,215
1,400	[2,3]	Successfactors, Inc.	14,742
1,600	[2]	Super Micro Computer, Inc.	12,656
731	[2]	Supertex, Inc.	21,937
3,300	[2]	Support.com, Inc.	11,220
1,300	[2]	Switch & Data Facilities Co.	21,879
5,000	[2]	Sybase, Inc.	168,050
11,900	[2]	Sycamore Networks, Inc.	41,412
2,900	[2]	Symmetricom, Inc.	14,007
2,101	[2]	Symyx Technologies, Inc.	19,938
1,400	[2]	Synaptics, Inc.	67,508
1,500	[2]	Synchronoss Technologies, Inc.	17,580
1,200	[2]	Synnex Corp.	28,032
765		Syntel, Inc.	25,207
4,299	[2]	THQ, Inc.	65,259
1,500	[2]	TNS, Inc.	34,200
2,700	[2]	TTM Technologies	30,375
4,800	[2]	Take-Two Interactive Software, Inc.	109,440
800	[2]	TechTarget, Inc.	5,672
2,438		Technitrol, Inc.	34,181
900	[2]	Techwell, Inc.	9,864
4,100	[2]	Tekelec, Inc.	63,919
2,400	[2]	TeleCommunication Systems, Inc., Class A	13,200
2,500	[2]	TeleTech Holdings, Inc.	34,000
3,330	[2]	Terremark Worldwide, Inc.	22,611
3,100	[2]	Tessera Technologies, Inc.	54,002
1,800	[2]	The Knot, Inc.	15,768
1,300		TheStreet.com, Inc.	8,840
6,431	[2]	TiVo, Inc.	49,390
12,000	[2]	Tibco Software, Inc.	98,520
900	[2]	Transmeta Corporation	13,122
3,900	[2]	Trident Microsystems, Inc.	11,583
9,212	[2]	Triquint Semiconductor, Inc.	51,864
2,400	[2]	Tyler Technologies, Inc.	38,352
7,200	[2]	UTStarcom, Inc.	33,984
1,600	[2]	Ultimate Software Group, Inc.	41,968
1,200	[2]	Ultra Clean Holdings, Inc.	7,860
1,443	[2]	Ultratech, Inc.	21,270
600	[2]	Unica Corp.	5,394
4,500		United Online, Inc.	48,870
1,690	[2]	Universal Display Corp.	22,849
1,700	[2]	VASCO Data Security International, Inc.	23,256
6,030	[2]	ValueClick, Inc.	71,757
2,041	[2]	Veeco Instruments, Inc.	33,227
4,300	[2]	Verifone Holdings, Inc.	64,328
1,674	[2]	ViaSat, Inc.	38,552
1,610	[2]	Vignette Corp.	18,129
700	[2]	Virtusa Corp.	4,571
2,800	[2,3]	VistaPrint Ltd.	72,156
1,100	[2]	Vocus, Inc.	39,149
1,700	[2]	Volterra Semiconductor Corp.	27,880
2,976	[2]	Websense, Inc.	62,109
1,900	[2]	Website Pros, Inc.	12,635
4,700	[2]	Wind River Systems, Inc.	55,131
2,400	[2]	Wright Express Corp.	63,720
3,393	[2]	Zoran Corp.	28,060
900	[2]	Zygo Corp.	9,729
1,100	[2]	comScore, Inc.	20,988
2,800	[2]	j2 Global Communications, Inc.	67,116
		TOTAL	11,846,453
		Materials--4.2%
300	[2]	AEP Industries, Inc.	5,232
1,566		AMCOL International Corp.	49,987
3,500	[2]	Abitibibowater, Inc.	29,505
2,700	[2]	Allied Nevada Gold Corp.	17,145
1,099		American Vanguard Corp.	14,375
3,700	[2]	Apex Silver Mines Ltd.	23,125
1,593		Arch Chemicals, Inc.	51,135
1,025		Balchem Corp.	25,881
2,300	[2]	Boise, Inc.	8,372
1,255	[2]	Brush Engineered Materials, Inc.	30,032
2,290	[2]	Buckeye Technologies, Inc.	22,328
400	[2]	Bway Holding Co.	4,008
2,551	[2]	Calgon Carbon Corp.	48,469
1,000		Castle (A.M.) & Co.	20,240
1,300	[2,3]	China Precision Steel, Inc.	5,902
35,300	[2]	Coeur d'Alene Mines Corp.	102,017
2,000		Compass Minerals International, Inc.	151,200
692		Deltic Timber Corp.	42,122
7,800	[2]	Endeavour International Corp.	13,026
1,000	[2]	Esmark, Inc.	19,200
2,801		Ferro Corp.	60,950
1,400	[2]	Flotek Industries, Inc.	25,732
3,172		Fuller (H.B.) Co.	79,300
3,900	[2]	General Moly, Inc.	29,328
500	[2]	General Steel Holdings, Inc.	7,390
600	[2]	Gentek, Inc.	17,316
2,657		Glatfelter (P.H.) Co.	38,845
4,500	[2]	Grace (W.R.) & Co.	115,965
8,900	[2]	Graphic Packaging Holding Co.	20,025
800	[2]	Haynes International, Inc.	37,952
2,800	[2]	Headwaters, Inc.	36,708
8,200	[2,3]	Hecla Mining Co.	75,276
7,100		Hercules, Inc.	142,355
2,200	[2]	Horsehead Holding Corp.	26,840
1,900	[2]	ICO, Inc.	9,234
700		Innophos Holdings, Inc.	20,559
1,500		Innospec, Inc.	26,610
900		Kaiser Aluminum Corp.	47,475
1,400	[2]	Kapstone Paper and Packaging Corp.	10,710
1,300		Koppers Holdings, Inc.	56,173
1,200	[2]	LSB Industries, Inc.	26,484
1,300	[2]	Landec Corp.	11,544
6,700	[2]	Louisiana-Pacific Corp.	56,682
1,900	[2]	Mercer International, Inc.	11,818
1,163		Minerals Technologies, Inc.	75,025
1,759		Myers Industries, Inc.	19,701
422		NL Industries, Inc.	4,207
900		Neenah Paper, Inc.	16,812
900		Newmarket Corp.	55,584
500	[2]	Northwest Pipe Co.	29,075
2,000	[2]	OM Group, Inc.	67,200
4,623		Olin Corp.	137,488
600		Olympic Steel, Inc.	30,510
800		Penford Corp.	11,456
5,542	[2]	Polyone Corp.	41,565
700		Quaker Chemical Corp.	20,916
1,477	[2]	RTI International Metals	40,263
2,404		Rock-Tenn Co.	85,462
2,600	[2]	Rockwood Holdings, Inc.	99,190
1,900		Royal Gold, Inc.	67,792
1,759		Schulman (A.), Inc.	40,862
993		Schweitzer-Mauduit International, Inc.	18,480
3,063		Sensient Technologies Corp.	95,321
1,800	[2,3]	Shengdatech, Inc.	17,532
1,600		Silgan Holdings, Inc.	84,512
3,800	[2]	Solutia, Inc.	58,026
1,847		Spartech Corp.	18,673
330		Stepan Co.	18,929
2,490	[2]	Stillwater Mining Co.	23,655
600	[2]	Sutor Technology Group, Ltd.	4,272
1,506		Texas Industries, Inc.	77,860
2,100	[2]	U.S. Concrete, Inc.	8,484
100	[2]	United States Lime & Minerals, Inc.	4,200
400	[2]	Universal Stainless & Alloy	15,264
1,000		Verso Paper Corporation	5,740
2,795		Wausau-Mosinee Paper Corp.	24,764
1,200		Westlake Chemical Corp.	21,012
4,100		Worthington Industries, Inc.	72,734
1,338		Zep, Inc.	22,840
1,800	[2]	Zoltek Cos., Inc.	40,176
		TOTAL	3,150,154
		Telecommunication Services--1.2%
2,700		Alaska Communications Systems Holdings, Inc.	34,398
3,500	[2]	Aruba Networks, Inc.	20,405
500		Atlantic Telephone Network, Inc.	15,295
1,600	[2]	Cbeyond Communications, Inc.	27,488
4,127	[2]	Centennial Communication Corp., Class A	33,181
15,400	[2]	Cincinnati Bell, Inc.	60,060
3,100	[2]	Cogent Communications Group, Inc.	37,386
1,700	[2]	Cogo Group, Inc.	7,854
1,350		Consolidated Communications Holdings, Inc.	18,846
5,644		FairPoint Communications, Inc.	39,169
6,250	[2]	FiberTower Corp.	7,063
3,276	[2]	General Communications, Inc., Class A	29,386
1,800	[2]	Global Crossing Ltd.	29,718
3,100	[2]	Globalstar, Inc.	8,587
200	[2]	Hungarian Telephone & Cable Corp.	4,604
6,500	[2]	ICO Global Communications Holdings Ltd.	25,675
2,800		IDT Corp., Class B	4,956
2,000		Iowa Telecommunication Services, Inc.	37,080
1,900		NTELOS Holdings Corp.	45,429
7,720	[2]	PAETEC Holding Corp.	45,471
3,900	[2]	Premiere Global Services, Inc.	58,929
800	[2]	Rural Cellular Corp.	35,968
1,400		Shenandoah Telecommunications Co.	21,126
3,200	[2]	Syniverse Holdings, Inc.	51,840
9,250	[2]	TW Telecom, Inc.	147,815
3,500	[2]	TerreStar Corporation	9,975
1,440	[2]	USA Mobility, Inc.	11,693
1,600	[2]	Virgin Mobile USA, Inc.	4,368
3,200	[2]	Vonage Holdings Corp.	4,512
1,800	[2]	iBasis, Inc.	7,146
1,100	[2]	iPCS, Inc.	29,590
		TOTAL	915,013
		Utilities--3.0%
1,600		Allete, Inc.	68,096
1,079		American States Water Co.	38,973
3,485		Avista Corp.	78,831
2,400		Black Hills Corp.	77,448
1,004		CH Energy Group, Inc.	36,395
700	[2]	Cadiz, Inc.	13,930
1,227		California Water Service Group	45,080
600		Central VT Public Service Corp.	13,224
500		Chesapeake Utilities Corp.	14,295
3,780		Cleco Corp.	94,991
600		Connecticut Water Service, Inc.	15,042
900		Consolidated Water Co.	18,882
2,815	[2]	El Paso Electric Co.	58,158
2,161		Empire Distribution Electric Co.	44,106
400		EnergySouth, Inc.	24,236
3,100		ITC Holdings Corp.	161,572
2,900		Idacorp, Inc.	86,449
1,397		Laclede Group, Inc.	59,247
1,342		MGE Energy, Inc.	47,118
900		Middlesex Water Co.	15,471
2,700		NICOR, Inc.	107,514
2,681		New Jersey Resources Corp.	91,395
1,696		Northwest Natural Gas Co.	76,744
2,400		Northwestern Corp.	59,448
1,100		Ormat Technologies, Inc.	52,822
5,000		PNM Resources, Inc.	58,550
4,600		Piedmont Natural Gas, Inc.	123,188
4,000		Portland General Electric Co.	93,960
864		SJW Corp.	22,386
1,864		South Jersey Industries, Inc.	69,527
2,678		Southwest Gas Corp.	77,394
1,571		Southwest Water Co.	16,951
1,300	[2]	Synthesis Energy Systems, Inc.	9,997
3,700	[2]	U.S. Geothermal, Inc.	8,769
1,641		UIL Holdings Corp.	51,330
2,206		UniSource Energy Corp.	67,393
3,000		WGL Holdings, Inc.	103,590
6,700		Westar Energy, Inc.	147,936
		TOTAL	2,250,438
		TOTAL COMMON STOCKS (IDENTIFIED COST $57,691,597)	68,405,048
		PREFERRED STOCK--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0
		MUTUAL FUND--7.9%
5,913,818	[4,5,6]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	5,913,818
		TOTAL INVESTMENTS --- 99.1% (IDENTIFIED COST $63,634,147)[7]	74,318,866
		OTHER ASSETS AND LIABILITIES --- NET --- 0.9%[8]	663,684
		TOTAL NET ASSETS --- 100%	$74,982,550

At July 31, 2008, the Fund had the following outstanding futures contracts:[1]
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	[2]Russell 2000 Mini Index Long Futures	92	$6,582,600	September 2008	$(144,003)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,582,600 at July 31, 2008, which represents 8.8% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Russell 2000 Index is 100%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated company.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
As of July 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned		Market Value of Collateral
	$1,631,386		$1,748,409
7
At July 31, 2008, the cost of investments for federal tax purposes was $63,634,147. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $10,684,719.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,008,313 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,323,594.

8	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees’).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008